    As filed with the Securities and Exchange Commission on April 13, 1999.
                                                            File No. 333-69493


                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D. C. 20549

                                  FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ X ]


Pre-Effective Amendment No.  1                                      [ X ]
Post-Effective Amendment No.                                        [   ]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


Amendment No. 11                                 [ X ]


                       HARTFORD LIFE INSURANCE COMPANY
                           SEPARATE ACCOUNT THREE
                         (Exact Name of Registrant)

                       HARTFORD LIFE INSURANCE COMPANY
                             (Name of Depositor)

                               P. O. Box 2999
                          Hartford, CT  06104-2999
                  (Address of Depositor's Principal Offices)

                               (860) 843-4891
               (Depositor's Telephone Number, Including Area Code)

                                 Brian Lord
                                Hartford Life
                               P. O. Box 2999
                           Hartford, CT  06104-2999
                   (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.


It is proposed that this filing will become effective:


      immediately upon filing pursuant to paragraph (b) of Rule 485
-----
      on           , 1999 pursuant to paragraph (b) of Rule 485
-----
      60 days after filing pursuant to paragraph (a)(1) of Rule 485
-----
      on           , 1999 pursuant to paragraph (a)(1) of Rule 485
-----
      this post-effective amendment designates a new effective date for a ----- previously filed post-effective amendment.



PURSUANT TO RULE 24F-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.


The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

                           CROSS REFERENCE SHEET
                          PURSUANT TO RULE 495(A)

           N-4 ITEM NO.                    PROSPECTUS HEADING
           ------------                    ------------------

 1. Cover Page                         Hartford Life Insurance Company -
                                       Separate Account Three

 2. Definitions                        Glossary of Special Terms

 3. Synopsis or Highlights             Summary

 4. Condensed Financial Information    Yield Information

 5. General Description of             Hartford Life Insurance Company, The
    Registrant                         Separate Account, The Fixed Accounts,
                                       and The Funds

 6. Deductions                         Contract Charges

 7. General Description of             The Contract, The Separate Account, The
    Annuity Contracts                  Fixed Accounts, and Surrenders

 8. Annuity Period                     Settlement Provisions

 9. Death Benefit                      Death Benefits

10. Purchases and Contract Value       The Contract, and Contract Value

11. Redemptions                        Surrenders

12. Taxes                              Federal Tax Considerations

13. Legal Proceedings                  Legal Matters and Experts

14. Table of Contents of the           Table of Contents to Statement of
    Statement of Additional            Additional Information
    Information

15. Cover Page                         Part B; Statement of Additional
                                       Information

16. Table of Contents                  Table of Contents

17. General Information and History    Summary


           N-4 ITEM NO.                    PROSPECTUS HEADING
           ------------                    ------------------

18. Services                           None

19. Purchase of Securities             Distribution of Contracts
    being Offered

20. Underwriters                       Distribution of Contracts

21. Calculation of Performance Data    Calculation of Yield and Return

22. Annuity Payments                   Settlement Provisions

23. Financial Statements               Financial Statements

24. Financial Statements and           Financial Statements and Exhibits
    Exhibits

25. Directors and Officers of the      Directors and Officers of the Depositor
    Depositor

26. Persons Controlled by or Under     Persons Controlled by or Under Common
    Common Control with the            Control with the Depositor or
    Depositor or Registrant            Registrant

27. Number of Contract Owners          Number of Contract Owners

28. Indemnification                    Indemnification

29. Principal Underwriters             Principal Underwriters

30. Location of Accounts and           Location of Accounts and Records
    Records

31. Management Services                Management Services

32. Undertakings                       Undertakings


                                    PART A

HARTFORD LIFE INSURANCE COMPANY
DEAN WITTER SELECT DIMENSIONS VARIABLE ANNUITY
SEPARATE ACCOUNT THREE
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-4397 (Account Executive)

--------------------------------------------------------------------------------


This Prospectus describes information you should know before you purchase Series II of Dean Witter Select Dimensions variable annuity. Please read it carefully.



Dean Witter Select Dimensions variable annuity is a Contract between you and Hartford Life Insurance Company where you agree to make at least one payment to us and we agree to make a series of annuity payments to you at a later date. This annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:


x  Flexible, because you may add premium payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make annuity payments to you.

x Variable, because the value of your annuity will fluctuate with the performance of the underlying investment portfolio ("Portfolios").


At purchase, you allocate your premium payment, which is any purchase payment less any Premium Taxes, to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These mutual funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This annuity offers you portfolios with investment strategies ranging from conservative to aggressive and you may pick those portfolios that meet your investment goals and risk tolerance. The Sub-Accounts and the portfolios are listed below:



- The Money Market Sub-Account which purchases shares of Money Market Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;



- The North American Government Securities Sub-Account which purchases shares of North American Government Securities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;



- The Diversified Income Sub-Account which purchases shares of Diversified Income Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;



- The Balanced Growth Sub-Account which purchases shares of Balanced Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;



- The Utilities Sub-Account which purchases shares of Utilities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;



- The Dividend Growth Sub-Account which purchases shares of Dividend Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;



- The Value-Added Market Sub-Account which purchases shares of Value-Added Market Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;



- The Growth Sub-Account which purchases shares of Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;



- The American Value Sub-Account which purchases shares of American Value Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;



- The Mid-Cap Growth Sub-Account which purchases shares of Mid-Cap Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;



- The Global Equity Sub-Account which purchases shares of Global Equity Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;


                              1   - PROSPECTUS

- The Developing Growth Sub-Account which purchases shares of Developing Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;



- The Emerging Markets Sub-Account which purchases shares of Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;



- The High Yield Sub-Account which purchases shares of High Yield Portfolio of the Morgan Stanley Universal Funds, Inc.;



- The Mid-Cap Value Sub-Account which purchases shares of Mid-Cap Value Portfolio of the Morgan Stanley Universal Funds, Inc.;



- The Emerging Markets Debt Sub-Account which purchases shares of Emerging Markets Debt Portfolio of the Morgan Stanley Universal Funds, Inc.;



- The Strategic Stock Sub-Account which purchases shares of Strategic Stock Portfolio of the Van Kampen Life Investment Trust;



- The Enterprise Sub-Account which purchases shares of Enterprise Portfolio of the Van Kampen Life Investment Trust.



You may also allocate some or all of your premium payment to one of the "Fixed Accounts", which pays an interest rate guaranteed for a certain time period from the time the payment is made. Premium payments put in a Fixed Account are not segregated from our company assets like the assets of the Separate Account.


If you decide to buy this annuity, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this annuity and, like this prospectus, is filed with the Securities and Exchange Commission. We have included the Table of Contents for the Statement of Additional Information at the end of this Prospectus.

Although we file the Prospectus and the Statement of Additional information with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commissions' website (HTTP://WWW.SEC.GOV).

This annuity IS NOT:

-  A bank deposit or obligation

-  Federally insured

-  Endorsed by any bank or governmental agency

This annuity may not be available for sale in all states.


Prospectus Dated: May 3, 1999



Statement of Additional Information Dated: May 3, 1999


                              2   - PROSPECTUS

TABLE OF CONTENTS

      --------------------------------------------------------------------

                                                                         PAGE
 ----------------------------------------------------------------------------
   Glossary Of Special Terms                                               4
 ----------------------------------------------------------------------------
   Fee Table                                                               6
 ----------------------------------------------------------------------------
   Summary                                                                10
 ----------------------------------------------------------------------------
   Hartford Life Insurance Company                                        12
 ----------------------------------------------------------------------------
   The Separate Account                                                   12
 ----------------------------------------------------------------------------
     The Portfolios                                                       12
 ----------------------------------------------------------------------------
     The Investment Advisers                                              14
 ----------------------------------------------------------------------------
   Performance Related Information                                        15
 ----------------------------------------------------------------------------
   The Fixed Accounts                                                     16
 ----------------------------------------------------------------------------
   The Contract                                                           17
 ----------------------------------------------------------------------------
     Contract Value - Before The Annuity Commencement Date                17
 ----------------------------------------------------------------------------
     Contract Value Transfers Before And After The Annuity Commencement
      Date                                                                18
 ----------------------------------------------------------------------------
     Surrenders                                                           19
 ----------------------------------------------------------------------------
     Contract Charges                                                     20
 ----------------------------------------------------------------------------
     Death Benefits                                                       22
 ----------------------------------------------------------------------------
   Settlement Provisions                                                  23
 ----------------------------------------------------------------------------
     Annuity Payments                                                     24
 ----------------------------------------------------------------------------
     Other Information                                                    26
 ----------------------------------------------------------------------------

                                                                         PAGE
 ----------------------------------------------------------------------------

   Federal Tax Considerations                                             26
 ----------------------------------------------------------------------------
     A. General                                                           26
 ----------------------------------------------------------------------------
     B.Taxation of Hartford And The Separate Account                      26
 ----------------------------------------------------------------------------
     C.Taxation of Annuities -- General Provisions Affecting Purchasers
       Other Than Qualified Retirement Plans                              26
 ----------------------------------------------------------------------------
     D. Federal Income Tax Withholding                                    29
 ----------------------------------------------------------------------------
     E.General Provisions Affecting Qualified Retirement Plans            29
 ----------------------------------------------------------------------------
     F.Annuity Purchases By Nonresident Aliens and Foreign Corporations   29
 ----------------------------------------------------------------------------
   Miscellaneous                                                          30
 ----------------------------------------------------------------------------
     How Contracts Are Sold                                               30
 ----------------------------------------------------------------------------
     Year 2000                                                            30
 ----------------------------------------------------------------------------
     Legal Matters                                                        31
 ----------------------------------------------------------------------------
     Experts                                                              31
 ----------------------------------------------------------------------------
     More Information                                                     31
 ----------------------------------------------------------------------------
   Appendix I - Information Regarding Tax-Qualified Plans                 32
 ----------------------------------------------------------------------------
   Appendix II - Optional Death Benefit- Examples                         35
 ----------------------------------------------------------------------------
   Table of Contents to Statement of Additional Information               36
 ----------------------------------------------------------------------------


                              3   - PROSPECTUS

GLOSSARY OF SPECIAL TERMS
      --------------------------------------------------------------------


ACCOUNT: Any of the Sub-Accounts or Fixed Accounts.


ACCUMULATION UNIT: A unit of measure we use to calculate values before we begin to make annuity payments to you.

ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, CT 06089. The mailing address is Post Office Box 5085, Hartford, CT 06104-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge for annuities having a value of less than $50,000 on the most recent Contract Anniversary or when the annuity is Surrendered in full. The charge is deducted proportionately from the portfolios in use at the time.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed.

ANNUITY: A Contract issued by us that provides, in exchange for premium payments, a series of annuity payments.

ANNUITY CALCULATION DATE: The date we calculate your first annuity payment.

ANNUITY COMMENCEMENT DATE: The date we start to make annuity payments to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of the annuity payments we make to you.

ASSUMED INVESTMENT RETURN ("AIR"): The investment return, either 3%, 5% or 6%, which we base your variable dollar amount payments on. You select the AIR before we start to make annuity payments.

BENEFICIARY: The person or persons you designate to receive payment of the death benefit upon the death of the Contract Owner.

CODE: The Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before we begin making annuity payments.

CONTRACT: The contract is the individual Annuity contract and any endorsements or riders. If you have a group annuity, you will receive a certificate rather than a contract.

CONTRACT ANNIVERSARY: The annual anniversary of the date we issued your annuity. If your contract anniversary falls on a day that is not a Valuation Day, then the next Valuation Day will be your Contract Anniversary for that year.


CONTRACT OWNER(S) OR YOU: The owner(s) or holder(s) of this Annuity.



CONTRACT VALUE: The total value of your Annuity that we get by adding up the value of each of your Sub-Accounts and Fixed Accounts on any Valuation Day.


CONTRACT YEAR: The 12 months following the date you purchased your annuity and from any Contract Anniversary.

DOLLAR COST AVERAGING ("DCA"): Systematic transfers from one Account to another.


DCA PROGRAM FIXED ACCOUNTS: Fixed Accounts we establish to use for dollar cost averaging programs. These are part of our General Account.


DEATH BENEFIT: The amount we pay when the Contract Owner or the Annuitant dies.

DUE PROOF OF DEATH: A certified copy of a death certificate, an order of a court of competent jurisdiction, or any other proof acceptable to us.


FIXED ACCOUNT: This is an account that is part of our General Account. You may allocate all or a portion of your premium payments or transfer of Contract Value to this account.



FUNDS: Currently, the Morgan Stanley Dean Witter Select Dimensions Investment Series, The Morgan Stanley Universal Funds, Inc. and the Van Kampen American Capital Life Investment Trust.



GENERAL ACCOUNT: Our General Account that includes our company assets and your annuity assets allocated to any of the Fixed Accounts or DCA Program Fixed Accounts.



HARTFORD OR WE: Hartford Life Insurance Company.


INTEREST ACCUMULATION VALUE: This is the amount which we use for the purpose of calculating the optional interest accumulation death benefit.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior the deceased's 81st birthday or the date of death, if earlier.

PAYEE: The person or party designated by you to receive annuity payments.


PREMIUM TAX: A tax charged by a state or municipality on premium payments.


SEPARATE ACCOUNT: An account that we establish to separate the assets for your annuity Sub-Accounts from our company assets. Hartford Life Insurance Company Separate Account Three.

SUB-ACCOUNT: Divisions established within the Separate Account.

SURRENDER: A complete or partial withdrawal or distribution from your annuity.

SURRENDER VALUE: What we pay you if you terminate your annuity before we begin to make annuity payments.

                              4   - PROSPECTUS

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

                              5   - PROSPECTUS

FEE TABLE
SUMMARY
      --------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES
(ALL SUB-ACCOUNTS)

Sales Load Imposed on Purchases
 (as a percentage of premium payments)                                                                                       None
---------------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                                                                                   $0
---------------------------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (as a percentage of amounts Surrendered)(1)
---------------------------------------------------------------------------------------------------------------------------------
  First Year (2)                                                                                                               7%
---------------------------------------------------------------------------------------------------------------------------------
  Second Year                                                                                                                  6%
---------------------------------------------------------------------------------------------------------------------------------
  Third Year                                                                                                                   6%
---------------------------------------------------------------------------------------------------------------------------------
  Fourth Year                                                                                                                  5%
---------------------------------------------------------------------------------------------------------------------------------
  Fifth Year                                                                                                                   4%
---------------------------------------------------------------------------------------------------------------------------------
  Sixth Year                                                                                                                   3%
---------------------------------------------------------------------------------------------------------------------------------
  Seventh Year                                                                                                                 2%
---------------------------------------------------------------------------------------------------------------------------------
  Eighth Year                                                                                                                  0%
---------------------------------------------------------------------------------------------------------------------------------
Annual Maintenance Fee (3)                                                                                                    $30
---------------------------------------------------------------------------------------------------------------------------------
ANNUAL EXPENSES -- SEPARATE ACCOUNT (as a percentage of daily Sub-Account value)
---------------------------------------------------------------------------------------------------------------------------------
  Mortality and Expense Risk                                                                                               1.250%
---------------------------------------------------------------------------------------------------------------------------------
  Administrative Fees                                                                                                      0.150%
---------------------------------------------------------------------------------------------------------------------------------
  Total                                                                                                                    1.400%
---------------------------------------------------------------------------------------------------------------------------------
Optional Charges
---------------------------------------------------------------------------------------------------------------------------------
  Optional Interest Accumulation Death Benefit (as a percentage of daily Sub-Account value)                                  .15%
---------------------------------------------------------------------------------------------------------------------------------

(1) The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed 15% of premium payments each Contract year, on a non-cumulative basis.

(2)  Length of time from each premium payment.

(3) The Annual Maintenance Fee is a single $30 charge on a Contract deducted each Contract Anniversary or upon Surrender. It is deducted proportionally from the investment options in use at the time of the charge. The Annual Maintenance Fee is deducted only when the Contract Value is less than $50,000.


The purpose of this table is to assist you in understanding various costs and expenses that your will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Portfolios. We will deduct any Premium Taxes that apply.


                              6   - PROSPECTUS

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)



                                                                                                                    TOTAL FUND
                                                                                             MANAGEMENT              OPERATING
                                                                                                   FEES               EXPENSES
                                                                                              INCLUDING      OTHER   INCLUDING
                                                                                                WAIVERS   EXPENSES     WAIVERS
------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES:
Money Market Portfolio                                                                           0.500%     0.050%     0.550%
------------------------------------------------------------------------------------------------------------------------------
North American Government Securities Portfolio                                                   0.650%     0.500%     1.150%
------------------------------------------------------------------------------------------------------------------------------
Diversified Income Portfolio                                                                     0.400%     0.090%     0.490%
------------------------------------------------------------------------------------------------------------------------------
Balanced Growth Portfolio                                                                        0.620%     0.090%     0.710%
------------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio                                                                              0.650%     0.060%     0.710%
------------------------------------------------------------------------------------------------------------------------------
Dividend Growth Portfolio                                                                        0.600%     0.030%     0.630%
------------------------------------------------------------------------------------------------------------------------------
Value-Added Market Portfolio                                                                     0.500%     0.050%     0.550%
------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                                                                 0.810%     0.250%     1.060%
------------------------------------------------------------------------------------------------------------------------------
American Value Portfolio                                                                         0.620%     0.040%     0.660%
------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Portfolio (1)                                                                     0.750%     0.230%     0.980%
------------------------------------------------------------------------------------------------------------------------------
Global Equity Portfolio                                                                          1.000%     0.100%     1.100%
------------------------------------------------------------------------------------------------------------------------------
Developing Growth Portfolio                                                                      0.500%     0.090%     0.590%
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Portfolio                                                                       1.250%     0.480%     1.730%
------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
High Yield Portfolio (2)                                                                         0.150%     0.650%     0.800%
------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio (2)                                                                      0.230%     0.820%     1.050%
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt Portfolio (2)                                                              0.270%     1.250%     1.520%
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST:
Strategic Stock Portfolio (3)                                                                    0.000%     0.650%     0.650%
------------------------------------------------------------------------------------------------------------------------------
Enterprise Portfolio (3)                                                                         0.460%     0.140%     0.600%
------------------------------------------------------------------------------------------------------------------------------



(1) With respect to the Mid-Cap Growth Portfolio, the expense information shown in the table above has been restated to reflect the current fees. Prior to April 30, 1999, the investment adviser, Morgan Stanley Dean Witter Advisors Inc., assumed all expenses of the Portfolio and waived the compensation provided for the Portfolio in its management agreement with the Fund.



(2) With respect to the High Yield, Mid-Cap Value and Emerging Markets Debt Portfolios, the investment advisers have voluntarily agreed to waive their investment advisory fees and to reimburse the Portfolios for certain other expenses. Absent such reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would have been as follows:



                                                                                                                    TOTAL FUND
                                                                                             MANAGEMENT      OTHER   OPERATING
PORTFOLIO                                                                                          FEES   EXPENSES    EXPENSES
------------------------------------------------------------------------------------------------------------------------------
High Yield                                                                                       0.500%     0.650%     1.150%
------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value                                                                                    0.750%     0.820%     1.570%
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                                                                            0.800%     1.250%     2.050%
------------------------------------------------------------------------------------------------------------------------------



(3) With respect to the Strategic Stock Portfolio and the Enterprise Portfolio, the investment adviser, Van Kampen Asset Management Inc. has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Absent such reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would have been as follows:



                                                                                                                    TOTAL FUND
                                                                                             MANAGEMENT      OTHER   OPERATING
PORTFOLIO                                                                                          FEES   EXPENSES    EXPENSES
------------------------------------------------------------------------------------------------------------------------------
Strategic Stock                                                                                  0.500%     2.090%     2.590%
------------------------------------------------------------------------------------------------------------------------------
Enterprise                                                                                       0.500%     0.170%     0.670%
------------------------------------------------------------------------------------------------------------------------------


                              7   - PROSPECTUS

EXAMPLE
THE FOLLOWING TABLE ASSUMES THE OPTIONAL INTEREST ACCUMULATION DEATH BENEFIT WAS
ELECTED:


                                               IF YOU SURRENDER YOUR CONTRACT   IF YOU ANNUITIZE YOUR CONTRACT
                                                AT THE END OF THE APPLICABLE    AT THE END OF THE APPLICABLE
                                                TIME PERIOD YOU WOULD PAY THE   TIME PERIOD YOU WOULD PAY THE
                                               FOLLOWING EXPENSES ON A $1,000   FOLLOWING EXPENSES ON A $1,000
                                                  INVESTMENT, ASSUMING A 5%     INVESTMENT, ASSUMING A 5%
                                                  ANNUAL RETURN ON ASSETS:      ANNUAL RETURN ON ASSETS:
---------------------------------------------------------------------------------------------------------------
                                                         3       5       10               3       5       10
SUB-ACCOUNT                                    1 YEAR  YEARS   YEARS    YEARS   1 YEAR  YEARS   YEARS    YEARS
---------------------------------------------------------------------------------------------------------------
Money Market                                      $85    $122    $153     $251     $22     $68    $116     $251
---------------------------------------------------------------------------------------------------------------
North American Government Securities               91     141     184      312      28      86     147      311
---------------------------------------------------------------------------------------------------------------
Diversified Income                                 85     120     150      245      21      66     113      244
---------------------------------------------------------------------------------------------------------------
Balanced Growth                                    87     127     161      268      23      73     125      267
---------------------------------------------------------------------------------------------------------------
Utilities                                          87     127     161      268      23      73     125      267
---------------------------------------------------------------------------------------------------------------
Dividend Growth                                    86     125     157      260      22      70     120      259
---------------------------------------------------------------------------------------------------------------
Value-Added Market                                 85     122     153      251      22      68     116      251
---------------------------------------------------------------------------------------------------------------
Growth                                             90     138     179      303      27      83     143      303
---------------------------------------------------------------------------------------------------------------
American Value                                     86     126     159      263      23      71     122      262
---------------------------------------------------------------------------------------------------------------
Mid-Cap Growth                                     80     105     124      192      16      51      88      191
---------------------------------------------------------------------------------------------------------------
Global Equity                                      91     139     181      307      27      85     145      307
---------------------------------------------------------------------------------------------------------------
Developing Growth                                  86     124     155      255      22      69     118      255
---------------------------------------------------------------------------------------------------------------
Emerging Markets                                   97     158     213      368      34     104     176      367
---------------------------------------------------------------------------------------------------------------
High Yield                                         88     130     166      277      24      75     129      276
---------------------------------------------------------------------------------------------------------------
Mid-Cap Value                                      90     138     179      302      27      83     142      302
---------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                              95     152     202      348      31      97     166      347
---------------------------------------------------------------------------------------------------------------
Strategic Stock                                    86     125     158      262      23      71     122      261
---------------------------------------------------------------------------------------------------------------
Enterprise                                         86     124     156      257      22      69     119      256
---------------------------------------------------------------------------------------------------------------


                                               IF YOU DO NOT SURRENDER YOUR
                                               CONTRACT, YOU WOULD PAY THE
                                               FOLLOWING EXPENSES ON A $1,000
                                               INVESTMENT, ASSUMING A 5%
                                               ANNUAL RETURN ON ASSETS:
---------------------------------------------
                                                         3       5       10
SUB-ACCOUNT                                    1 YEAR  YEARS   YEARS    YEARS
---------------------------------------------
Money Market                                      $22     $68    $117     $251
---------------------------------------------
North American Government Securities               28      87     148      312
---------------------------------------------
Diversified Income                                 22      66     114      245
---------------------------------------------
Balanced Growth                                    24      73     125      268
---------------------------------------------
Utilities                                          24      73     125      268
---------------------------------------------
Dividend Growth                                    23      71     121      260
---------------------------------------------
Value-Added Market                                 22      68     117      251
---------------------------------------------
Growth                                             27      84     143      303
---------------------------------------------
American Value                                     23      72     123      263
---------------------------------------------
Mid-Cap Growth                                     17      51      88      192
---------------------------------------------
Global Equity                                      28      85     145      307
---------------------------------------------
Developing Growth                                  23      70     119      255
---------------------------------------------
Emerging Markets                                   34     104     177      368
---------------------------------------------
High Yield                                         25      76     130      277
---------------------------------------------
Mid-Cap Value                                      27      84     143      302
---------------------------------------------
Emerging Markets Debt                              32      98     166      348
---------------------------------------------
Strategic Stock                                    23      71     122      262
---------------------------------------------
Enterprise                                         23      70     120      257
---------------------------------------------



In the Example, the Annual Maintenance Fee is approximately a 0.06% annual asset charge based on the experience of the Contracts. This Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.



Pursuant to requirements of the Investment Company Act of 1940, the Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account.


                              8   - PROSPECTUS

THE FOLLOWING TABLE ASSUMES THE OPTIONAL INTEREST ACCUMULATION DEATH BENEFIT WAS NOT ELECTED:


                                               IF YOU SURRENDER YOUR CONTRACT   IF YOU ANNUITIZE YOUR CONTRACT
                                               AT THE END OF THE APPLICABLE     AT THE END OF THE APPLICABLE
                                               TIME PERIOD YOU WOULD PAY THE    TIME PERIOD YOU WOULD PAY THE
                                               FOLLOWING EXPENSES ON A $1,000   FOLLOWING EXPENSES ON A $1,000
                                               INVESTMENT, ASSUMING A 5%        INVESTMENT, ASSUMING A 5%
                                               ANNUAL RETURN ON ASSETS:         ANNUAL RETURN ON ASSETS:
---------------------------------------------------------------------------------------------------------------
                                                         3       5       10               3       5       10
SUB-ACCOUNT                                    1 YEAR  YEARS   YEARS    YEARS   1 YEAR  YEARS   YEARS    YEARS
---------------------------------------------------------------------------------------------------------------
Money Market                                      $84    $118    $145     $236     $20     $63    $109     $235
---------------------------------------------------------------------------------------------------------------
North American Government Securities               90     136     176      297      26      81     139      297
---------------------------------------------------------------------------------------------------------------
Diversified Income                                 83     116     142      229      19      61     105      228
---------------------------------------------------------------------------------------------------------------
Balanced Growth                                    85     123     154      252      22      68     117      252
---------------------------------------------------------------------------------------------------------------
Utilities                                          85     123     154      252      22      68     117      252
---------------------------------------------------------------------------------------------------------------
Dividend Growth                                    84     120     149      244      21      65     113      243
---------------------------------------------------------------------------------------------------------------
Value-Added Market                                 84     118     145      236      20      63     109      235
---------------------------------------------------------------------------------------------------------------
Growth                                             89     133     172      288      25      79     135      288
---------------------------------------------------------------------------------------------------------------
American Value                                     85     121     151      247      21      66     114      246
---------------------------------------------------------------------------------------------------------------
Mid-Cap Growth                                     78     100     116      176      14      46      80      175
---------------------------------------------------------------------------------------------------------------
Global Equity                                      89     135     174      292      26      80     137      292
---------------------------------------------------------------------------------------------------------------
Developing Growth                                  84     119     147      240      20      64     111      239
---------------------------------------------------------------------------------------------------------------
Emerging Markets                                   96     154     205      354      32      99     169      353
---------------------------------------------------------------------------------------------------------------
High Yield                                         86     125     158      262      23      71     122      261
---------------------------------------------------------------------------------------------------------------
Mid-Cap Value                                      89     133     171      287      25      78     134      287
---------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                              94     147     195      334      30      93     158      333
---------------------------------------------------------------------------------------------------------------
Strategic Stock                                    85     121     150      246      21      66     114      245
---------------------------------------------------------------------------------------------------------------
Enterprise                                         84     119     148      241      21      65     111      240
---------------------------------------------------------------------------------------------------------------


                                               IF YOU DO NOT SURRENDER YOUR
                                               CONTRACT, YOU WOULD PAY THE
                                               FOLLOWING EXPENSES ON A $1,000
                                               INVESTMENT, ASSUMING A 5%
                                               ANNUAL RETURN ON ASSETS:
---------------------------------------------
                                                         3       5       10
SUB-ACCOUNT                                    1 YEAR  YEARS   YEARS    YEARS
---------------------------------------------
Money Market                                      $21     $64    $109     $236
---------------------------------------------
North American Government Securities               27      82     140      297
---------------------------------------------
Diversified Income                                 20      62     106      229
---------------------------------------------
Balanced Growth                                    22      69     118      252
---------------------------------------------
Utilities                                          22      69     118      252
---------------------------------------------
Dividend Growth                                    21      66     113      244
---------------------------------------------
Value-Added Market                                 21      64     109      236
---------------------------------------------
Growth                                             26      79     136      288
---------------------------------------------
American Value                                     22      67     115      247
---------------------------------------------
Mid-Cap Growth                                     15      46      80      176
---------------------------------------------
Global Equity                                      26      81     138      292
---------------------------------------------
Developing Growth                                  21      65     111      240
---------------------------------------------
Emerging Markets                                   33     100     169      354
---------------------------------------------
High Yield                                         23      71     122      262
---------------------------------------------
Mid-Cap Value                                      26      79     135      287
---------------------------------------------
Emerging Markets Debt                              31      93     159      334
---------------------------------------------
Strategic Stock                                    22      67     114      246
---------------------------------------------
Enterprise                                         21      65     112      241
---------------------------------------------



In the Example, the Annual Maintenance Fee is approximately a 0.06% annual asset charge based on the experience of the Contracts. This Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.



Pursuant to requirements of the Investment Company Act of 1940, the Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account.


                              9   - PROSPECTUS

SUMMARY
      --------------------------------------------------------------------

HOW DO I PURCHASE THIS ANNUITY?


You must complete our application or order request and submit it to us for approval with your first premium payment. Your first premium payment must be at least $1,000 and subsequent premium payments must be at least $500. The minimum premium payment requirements may differ if you are participating in our automatic investing ("InvestEase-Registered Trademark-") program.


- For a limited time, usually within ten days after you receive your annuity, you may cancel your annuity without paying a Contingent Deferred Sales Charge. You bear the investment risk for your premium payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?
CONTINGENT DEFERRED SALES CHARGE ("CDSC")

The CDSC covers expenses relating to the sale and distribution of the Contracts, including commissions paid to distributing organizations and the cost of preparing sales literature and other promotional activities.

We assess a CDSC when you request a full or partial Surrender. The percentage of the CDSC is based on how long each premium payment has been in the Contract. Each premium payment has its own CDSC schedule. Premium payments are Surrendered in the order that they were received. The longer you leave your premium payment in the Contract, the lower the CDSC will be when you Surrender.

The CDSC is a percentage of the amount Surrendered (not to exceed the total amount of the premium payments made) and equals:

LENGTH OF TIME FROM    CDSC
  PREMIUM PAYMENT     CHARGE
-------------------  ---------
      1 year            7%
      2 years           6%
      3 years           6%
      4 years           5%
      5 years           4%
      6 years           3%
      7 years           2%
  8 years or more       0%

IS THERE AN ANNUAL MAINTENANCE FEE?

Yes. We deduct this $30 fee each year on your Contract Anniversary or when you completely Surrender your annuity, if, on either of those dates, the value of your annuity is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?


In addition to the Annual Maintenance Fee, you pay three different types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:


A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Portfolios.


The second type of charge is the fee you pay for the Separate Account. This charge is:



An administrative fee is .15% per year of the Contract Values held in the Separate Account.



The third type of charge is the fee you pay for the Portfolios.



Currently, portfolio charges range from 0.550% to 1.730% of the average daily value of the amount you have invested in the portfolio. See the Annual Operation Expense Table for more complete information and the portfolios' prospectuses attached to this Prospectus.


If an Optional Death Benefit is elected an additional charge is deducted daily from your Contract Value and is equal to 0.15% per year of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You can partially or fully Surrender your Contract subject to a Contingent Deferred Sales Charge (CDSC). You can partially Surrender your Contract without any CDSC applied to the Surrender under the following conditions:

- Surrenders which don't exceed 15% of premium payments per Contract Year (Annual Withdrawal Amount);

- Surrenders made from premium payments invested more than seven years;

- 100% Surrender of earnings after the seventh Contract Year;

- Surrenders under the nursing home waiver (described as Eligible Confinement in the Contract); or

- Surrenders eligible for disability waiver under a group qualified plan.

WILL HARTFORD PAY A DEATH BENEFIT?

Your Contract has a Death Benefit and we offer an Optional Interest Accumulation Death Benefit ("Optional Death Benefit") that you can elect for an additional fee. There is a Death Benefit if the Contract Owner, joint owner or Annuitant, die before we begin to make annuity payments. The Death Benefit will remain invested in the Sub-Accounts according to your last

                             10   - PROSPECTUS
instructions (unless otherwise mutually specified by your Beneficiaries) and will be subject to market fluctuations.

IF YOU DO NOT ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be the greater of:

1) 100% of the total premium payments you have made to us reduced by any subsequent Surrenders;

2)  The Contract Value of your annuity, or

3)  Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries, of Contract Values, premium payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

IF YOU ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be the greater of:

1) 100% of the total premium payments you have made to us reduced by any subsequent Surrenders;

2)  The Contract Value of your annuity;

3) Your Maximum Anniversary Value, which is the highest Anniversary Value before the deceased's 81st birthday or date of death; or

4)  Your Interest Accumulation Value.

The INTEREST ACCUMULATION VALUE is calculated by accumulating interest on your premium payments at a rate of 5% per year up to the deceased's 81st birthday or date of death, assuming you have not taken any Surrenders. If you have taken any Surrenders, the 5% will be accumulated on your premium payments, but there will be an adjustment for any of the Surrenders. This adjustment will reduce the Optional Death Benefit proportionally for the Surrenders. The Optional Death Benefit is limited to a maximum of 200% of premium payments, less proportional adjustments for any Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II". If you elect the Optional Death Benefit, we will deduct an additional charge daily from your Contract Value equal to .15% of the Sub-Account value.

SPOUSAL CONTRACT CONTINUATION -- IF THE BENEFICIARY IS THE CONTRACT OWNER'S SPOUSE, THE CONTRACT WILL CONTINUE WITH THE SPOUSE AS CONTRACT OWNER, UNLESS THE SPOUSE ELECTS TO RECEIVE THE DEATH BENEFIT AS A LUMP SUM PAYMENT. IF THE CONTRACT CONTINUES WITH THE SPOUSE AS CONTRACT OWNER, WE WILL ADJUST THE CONTRACT VALUE TO THE AMOUNT THAT WE WOULD HAVE PAID AS THE DEATH BENEFIT PAYMENT, HAD THE SPOUSE ELECTED TO RECEIVE THE DEATH BENEFIT AS A LUMP SUM PAYMENT OR AS AN ANNUITY PAYMENT OPTION. THIS PROVISION WILL ONLY APPLY ONE TIME FOR EACH CONTRACT.

WHAT ANNUITY PAYMENT OPTIONS ARE AVAILABLE?

When you purchase your annuity, you may choose one of the following annuity payment options, or receive a lump sum payment:

LIFE ANNUITY  where we make scheduled payments for the Annuitant's life.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

LIFE ANNUITY WITH CASH REFUND where we make payments during the life of the Annuitant and when the Annuitant dies, we pay the remaining value to the Beneficiary. The remaining value is calculated at the time we receive Due Proof of Death by subtracting the annuity payments already made from the Contract Value, less any applicable Premium Taxes, applied to this annuity payment option.

- This option is only available if you select a variable dollar amount payment with the 5% AIR or fixed dollar amount annuity payments.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN where we make payments for the life of the Annuitant but you are at least guaranteed payments for a time period you select which is a minimum of 5 years and a maximum of 100 years minus your annuitant's age.

- If the Annuitant dies prior to the end of the period selected, we will pay the value of the remaining payments to your Beneficiary, either in a lump sum or we will continue payments until the end of the period selected.

JOINT AND LAST SURVIVOR ANNUITY where we make payments during the lifetimes of the Annuitant and another designated individual called the Joint Annuitant. At the time of electing this annuity payment option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

- Payments under this option STOP UPON THE DEATH OF THE ANNUITANT AND JOINT ANNUITANT, even if the Annuitant and Joint Annuitant die after one payment.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN where we make payments during the lifetime of the Annuitant and a Joint Annuitant, and we guarantee that those payments for a time period you select which is a minimum

                             11   - PROSPECTUS
of 5 years and a maximum 100 years minus the younger Annuitant's age. At the time of electing this Annuity Option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

- If the Annuitant and the Joint Annuitant die prior to the end of the period selected, we will pay the value of the remaining payments to your Beneficiary, either in a lump sum or we will continue payments until the end of the period selected.

PAYMENTS FOR A PERIOD CERTAIN where we agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age.

- If you select this option under a variable dollar amount payment, YOU MAY SURRENDER YOUR ANNUITY after annuity payments have started and we will give you the present value of the remaining payments less any applicable Contingent Deferred Sales Charge.

- If the Annuitant dies prior to the end of the period selected, we will pay the value of the remaining payments to your Beneficiary, either in a lump sum or we will continue payments until the end of the period selected.


You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, which ever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what annuity payment option you want before that time, we will pay you under the Life Annuity with a 10 year period certain. You and Hartford can agree to start payments at a later date if the laws in effect allow us to defer payment and we agree to allow you to defer. The Annuity Commencement Date in New York may be different. Please consult your Registered Representative or call us.


HARTFORD LIFE INSURANCE COMPANY
      --------------------------------------------------------------------


Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 5085, Hartford, CT 06104-5085. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                               HARTFORD'S RATINGS


                      EFFECTIVE DATE
RATING AGENCY           OF RATING        RATING        BASIS OF RATING
--------------------  --------------     ------     ---------------------
A.M. Best and
 Company, Inc.              1/1/99             A+   Financial performance
                                                    Insurer financial
Standard & Poor's           6/1/98            AA    strength
Duff & Phelps             12/21/98            AA+   Claims paying ability


THE SEPARATE ACCOUNT
      --------------------------------------------------------------------

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 13, 1994 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts offered by the Separate Account which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.


THE PORTFOLIOS



The underlying investment for the Policies are shares of the Portfolios of Morgan Stanley Dean Witter Select Dimensions Investment Series, Morgan Stanley Dean Witter Universal Portfolios, Inc., and Van Kampen Life Investment Trust, all open-ended management investment companies. The underlying Portfolios corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional Portfolios with


                             12   - PROSPECTUS
differing investment objectives. The Portfolios may not be available in all states.

We do not guarantee the investment results of any of the underlying Portfolios. Since each underlying Portfolio has different investment objectives, each is subject to different risks. These risks and the Portfolios' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Portfolios may not be available in all states.


The investment goals of each of the Portfolios are as follows:


MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS
INVESTMENT SERIES:


MONEY MARKET PORTFOLIO -- Seeks high current income, preservation of capital and liquidity by investing in the following money market instruments: U.S. Government securities, obligations of U.S. regulated banks and savings institutions having total assets of more than $1 billion, or less than $1 billion if such are fully federally insured as to principal (the interest may not be insured) and high grade corporate debt obligations maturing in thirteen months or less.

NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO -- Seeks to earn a high level of current income while maintaining relatively low volatility of principal, by investing primarily in investment grade fixed-income securities issued or guaranteed by the U.S., Canadian or Mexican governments.


DIVERSIFIED INCOME PORTFOLIO -- Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of fixed-income securities. Up to one-third of the securities in which the Diversified Income Portfolio may invest will include securities rated Baa/BBB or lower. See the Special Considerations for investments for high yield securities disclosed in the Fund's prospectus.


BALANCED GROWTH PORTFOLIO -- Seeks to provide capital growth with reasonable current income by investing, under normal market conditions, at least 60% of its total assets in a diversified portfolio of common stocks of companies which have a record of paying dividends and, in the opinion of the Investment Manager, have the potential for increasing dividends and in securities convertible into common stock, and at least 20% of its total assets in investment grade fixed-income (fixed-rate and adjustable-rate) securities such as corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and its instrumentalities.

UTILITIES PORTFOLIO -- Seeks to provide current income and long-term growth of income and capital by investing in equity and fixed-income securities of companies in the public utilities industry.

DIVIDEND GROWTH PORTFOLIO -- Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.

VALUE-ADDED MARKET PORTFOLIO -- Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income, by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock Price Index.

GROWTH PORTFOLIO -- Seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies.

AMERICAN VALUE PORTFOLIO -- Seeks long-term capital growth consistent with an effort to reduce volatility, by investing principally in common stock of companies in industries which, at the time of the investment, are believed to be attractively valued given their above average relative earnings growth potential at that time.

MID-CAP GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in equity securities of "mid-cap" companies (that is, companies whose equity market capitalization falls within the range of $250 million to $5 billion).

GLOBAL EQUITY PORTFOLIO -- Seeks a high level of total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies, governments and international organizations.

DEVELOPING GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in common stocks of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.


EMERGING MARKETS PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging market countries. The Emerging Markets Portfolio may invest up to 35% of its total assets in high risk fixed-income securities that are rated below investment grade or are unrated (commonly referred to as "junk bonds"). See the Special Considerations for investments in high yield securities disclosed in the Fund's prospectus.



MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:


HIGH YIELD PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities, including corporate bonds and other fixed income securities and derivatives. High

                             13   - PROSPECTUS
yield securities are rated below investment grade and are commonly referred to as "junk bonds". The Portfolio's average weighted maturity will ordinarily exceed five years. See the special considerations for investments in high yield securities disclosed in the Fund prospectus.


MID CAP VALUE PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the S&P MidCap 400 Index.


EMERGING MARKETS DEBT PORTFOLIO -- Seeks high total return by investing primarily in fixed income securities of government and government related issuers and, to a lesser extent, of corporate issuers located in emerging market countries.



VAN KAMPEN LIFE INVESTMENT TRUST:


STRATEGIC STOCK PORTFOLIO -- Seeks to provide investors with an above average total return through a combination of potential capital appreciation and dividend income, consistent with the preservation of invested capital by investing primarily in a portfolio of dividend paying equity securities included in the Dow Jones Industrial Average or in the Morgan Stanley Capital International USA Index.


ENTERPRISE PORTFOLIO -- Seeks capital appreciation through investments in securities believed by the investment advisor to have above average potential for capital appreciation.


THE INVESTMENT ADVISERS


Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"), a Delaware Corporation, whose address is Two World Trade Center, New York, New York 10048, is the Investment Manager for the Money Market Portfolio, the North American Government Securities Portfolio, the Diversified Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Value Portfolio, the Mid-Cap Growth Portfolio, the Global Equity Portfolio, the Developing Growth Portfolio, and the Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (the "Morgan Stanley Dean Witter Portfolios"). MSDW Advisors was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW").



MSDW Advisors provides administrative services, manages the Dean Witter Portfolios' business affairs and manages the investment of the Morgan Stanley Dean Witter Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. MSDW Advisors has retained Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, to perform the aforementioned administrative services for the Morgan Stanley Dean Witter Portfolios. For its services, the Morgan Stanley Dean Witter Portfolios pay MSDW Advisors a monthly fee. See the accompanying Fund prospectus for a more complete description of MSDW Advisors and the respective fees of the Morgan Stanley Dean Witter Portfolios.



With regard to the North American Government Securities Portfolio and the Emerging Markets Portfolio, TCW Funds Management ("TCW"), under a Sub-Advisory Agreement with MSDW Advisors, provides these Portfolios with investment advice and portfolio management, in each case subject to the overall supervision of the MSDW Advisors. TCW's address is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017.



With regard to the Growth Portfolio, Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"), under a Sub-Advisory Agreement with MSDW Advisers, provides the Growth Portfolio with investment advice and portfolio management, subject to the overall supervision of MSDW Advisors. MSDW Investment Management, like MSDW Advisors, is a wholly-owned subsidiary of MSDW. MSDW Investment Management's address is 1221 Avenue of the Americas, New York, New York 10020.



In addition to acting as the Sub-Adviser for the Growth Portfolio, MSDW Investment Management, pursuant to an Investment Advisory Agreement with the Morgan Stanley Dean Witter Universal Funds, Inc., is the investment adviser for the Emerging Markets Debt Portfolio. As the investment adviser, MSDW Investment Managment, provides investment advice and portfolio management services for the Emerging Markets Debt Portfolio, subject to the supervision of the Morgan Stanley Dean Witter Universal Fund's Board of Directors.



The Investment Adviser for the High Yield Portfolio and the Mid Cap Value Portfolio is Miller Anderson & Sherrerd, LLP ("MAS"). MAS is a Pennsylvania limited liability partnership founded in 1969 with its principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428. MAS provides investment advisory services to employee benefit plans, endowment portfolios, foundations and other institutional investors and has served as an investment adviser to several open-end investment companies. MAS is an indirect wholly-owned subsidiary of MSDW.



The Investment Adviser with respect to the Strategic Stock Portfolio and the Enterprise Portfolio is Van Kampen Asset Management Inc., a wholly-owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly-owned subsidiary of MSDW. Van Kampen Investments Inc. is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $75 billion under management or supervision. Van Kampen Investments Inc.'s more than 50 open-end and 39 closed end portfolios and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide.



MIXED AND SHARED FUNDING -- Shares of the Portfolios are sold to our other Separate Accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as


                             14   - PROSPECTUS
the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other Separate Accounts investing in any one of the Portfolios. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Portfolio from the Separate Account or replacing the Portfolio with another Portfolio. There are certain risks associated with mixed and Shared funding, as disclosed in the portfolios' prospectus.


VOTING RIGHTS -- We are the legal owners of all Portfolio shares held in the Separate Account and we have the right to vote at the Portfolio's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Portfolio shareholders' meeting if the shares held for your Contract may be voted.


- Send proxy materials and a form of instructions that you can use to tell us how to vote the Portfolio shares held for your Contract.



- Arrange for the handling and tallying of proxies received from Contract
  Owners.


- Vote all Portfolio shares attributable to your Contract according to instructions received from you, and

- Vote all Portfolio shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.


If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Portfolio shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payments to you, the number of votes you have will decrease.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF PORTFOLIOS -- We reserve the right, subject to any applicable law, to make certain changes to the Portfolios offered under your Contract. We may, in our sole discretion, establish new Portfolios. New Portfolios will be will be made available to existing Contract Owners as we determined appropriate. We may also close one or more Portfolios to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Portfolios for any reason and to substitute shares of another registered investment company for the shares of any Portfolio already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Portfolio will not be made until we have the approval of the Commission and we have notified you of the change.


In the event of any substitution or change, We may, by appropriate endorsement, make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


PERFORMANCE RELATED INFORMATION
      --------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period and assumes that the Optional Death Benefit has not been elected.



The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Portfolios and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.



If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.



The Money Market Portfolio Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is


                             15   - PROSPECTUS
calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.


The Separate Account may also disclose yield for periods prior to the date the Separate Account commenced operations. For periods prior to the date the Separate Account commenced operations, performance information for the Sub-Accounts will be calculated based on the performance of the underlying Portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those of the underlying Portfolios, with a level of charges equal to those currently assessed against the Sub-Accounts. No yield disclosure for periods prior to the date of the Separate Account will be used without the yield disclosure for periods as of the date of the inception of the Separate Account.


We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.


THE FIXED ACCOUNTS

      --------------------------------------------------------------------


IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE CONTRACT RELATING TO THE FIXED ACCOUNTS IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNTS ARE NOT REGISTERED AS INVESTMENT COMPANIES UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NONE OF THE FIXED ACCOUNTS OR ANY OF THEIR INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCOUNTS. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURES MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.



Payments and Contract Values allocated to a Fixed Account become a part of our general assets. We invest the assets of the General Account in accordance with applicable law governing the investments of insurance company General Accounts. We have more than one Fixed Account. The standard Fixed Account (the "Fixed Account") and then a number of DCA Program Fixed Accounts, which we collectively refer to as the "Fixed Accounts".



Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Account. We reserve the right, in our sole discretion, to credit interest at a rate in excess of 3% per year. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.



We will periodically publish the Fixed Account interest rates currently in effect. There is no specific formula for the determination of interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Account on a "first-in", "first-out" basis. For Contracts issued in the state of New York, Fixed Account interest rates may vary from other states.


From time to time, we may credit increased interest rates to Contract Owners under certain programs established at our sole discretion.


DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAM: These programs will use designated DCA Program Fixed Accounts. Currently, Contract Owners may enroll in a special pre-authorized transfer program known as our Dollar Cost Averaging Plus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their payment into the appropriate DCA Program Fixed Account (we may allow a lower minimum premium payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6 Month Transfer Program or 12 Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6 Month Transfer Program, the interest rate can accrue up to 6 months and all payments and accrued interest must be transferred from the DCA Program Fixed Accumulation Feature in use to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program, which will generally be less than the prior monthly transfer amounts. Contract Owners who purchase their Contracts in New York have a different DCA Plus Program, which includes different credited interest rates. Currently, only one DCA Plus Program transfer period is available in New York, but that period allows transfers to selected Sub-Accounts in 3 to 12 months.


                             16   - PROSPECTUS

The pre-authorized transfers will begin within 15 days after we receive the initial Program payment and complete enrollment instructions. If We do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will transfer any remaining amounts to the Fixed Account and you will receive the Fixed Account's current effective interest rate. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period, unless otherwise directed by You.



You may only have one dollar cost averaging program in place at one time, this means one standard dollar cost averaging plan or one Dollar Cost Averaging Plus Program.



You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation of enrollment in the Program, you will no longer receive the increased interest rate and unless we receive instructions to the contrary, the amounts remaining in the DCA Program Fixed Account may be transferred to the Fixed Accumulation Feature and accrue the interest rate currently in effect.



Transfers made under a Dollar Cost Averaging Plus Program do not count towards the twelve transfers each Contract Year that we allow without charge and are not subject to our rule that prohibits any two transfers from occurring on Consecutive Valuation Days.



We reserve the right to discontinue, modify or amend the Program or any other interest rate program established by Hartford. Any change to the Program will not affect Contract Owners currently enrolled in the Program. This Program may not be available in all states; please contact us to determine if it is available in your state.


THE CONTRACT
      --------------------------------------------------------------------

THE CONTRACT OFFERED -- The Contracts are individual or group tax-deferred variable annuity contracts. They are designed for retirement planning purposes and may be purchased by any individual, group or trust, including; (a) any trustee or custodian for a retirement plan qualified under Sections 401(a), or 403(a) of the Internal Revenue Code (which includes Section 401(k)); (b) annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code; (c) Individual Retirement Annuities adopted according to Section 408 of the Code; (d) employee pension plans established for employees by a state, a political subdivision of a state, or an agency or instrumentality of either a state or a political subdivision of a state, and (e) certain eligible deferred compensation plans as defined in
Section 457 of the Code ("Qualified Contracts").

PURCHASING A CONTRACT -- A prospective Contract Owner may purchase a Contract by completing and submitting an application or an order request along with an initial premium payment to the Administrative Office of the Company. The maximum age for Annuitant, Owner and Joint Owner on the Contract Issue Date is 85. Generally, the minimum premium payment is $1,000. The minimum subsequent premium payment is $500. Certain plans may be allowed to make smaller periodic premium payments. Unless we give our prior approval, we will not accept a premium payment in excess of $1,000,000. Each premium payment, which is your premium payment after the deduction of any applicable Premium Taxes, may be split among the various Accounts subject to minimum amounts then in effect. We will send you a confirmation notice upon receipt and acceptance of your premium payment.

RIGHT TO EXAMINE THE CONTRACT -- If you are not satisfied with your purchase, you may cancel the Contract by returning it within 10 days (or longer in some states) after you receive it. You must send a written request for cancellation along with the Contract. We will, without deduction for any CDSC normally assessed, pay you an amount equal to the Contract Value. YOU BEAR THE INVESTMENT RISK DURING THE PERIOD PRIOR TO OUR RECEIPT OF YOUR REQUEST FOR CANCELLATION. We will refund the premium paid only for Individual Retirement Annuities, if returned within seven days of receipt, and in those states where required by law.

CREDITING AND VALUATION -- Your premium payment, which is the balance remaining after the deduction of any Premium Tax, is credited to your Contract within two business days of receipt by us at our Administrative Office of a properly completed application or an order to purchase a Contract and the premium payment. The payment will be credited to the Accounts according to the instructions we receive from you.

If your application or other information is incomplete when received, your payment will be credited to the Accounts within five business days of receipt of complete information. If the payment is not credited within five business days, it will be immediately returned to you unless you have been informed of the delay and tell us not to return it.

Subsequent premium payments are priced on the Valuation Day we receive the payment in our Administrative Office, provided it is received before the New York Stock Exchange closes. Unless otherwise specified, We will allocate any subsequent payments to Accounts according to your most recent instructions.

CONTRACT VALUE - BEFORE THE ANNUITY COMMENCEMENT DATE


Your Contract Value reflects interest rate credited any amounts allocated to the Fixed Accounts and the investment performance of the Sub-Accounts where you have payments allocated.


                             17   - PROSPECTUS

SUB-ACCOUNT VALUES -- Your Sub-Account Values on the date we issue your Contract is the amount of your premium payment allocated to any Sub-Account. After that, we determine your Sub-Account value by determining the Accumulation Unit value for each Sub-Account, and then multiplying that value by the number of those units. Sub-Account Value reflects any variation of the interest income, dividends, net capital gains or losses, realized or unrealized, and any amounts transferred into or out of that Sub-Account.


ACCUMULATION UNITS -- When Premium Payments are credited to your Sub-Accounts, they are converted into accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.


ACCUMULATION UNIT VALUE -- The Accumulation Unit value for each Sub-Account was arbitrarily set initially at $1 when the Sub-Account began operations. After that, the Accumulation Unit value for each Sub-Account will equal (a) the Accumulation Unit value at the end of the preceding Valuation Day multiplied by
(b) the Net Investment Factor (see the definition below) for the Valuation Day for which the Accumulation Unit value is being calculated.

You will be advised, at least semiannually, of the number of Accumulation Units credited to each Sub-Account, the current Accumulation Unit values, and the total value of your Contract.

THE NET INVESTMENT FACTOR (BEFORE AND AFTER THE ANNUITY COMMENCEMENT DATE) -- The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the Net Investment Factor reflects the investment performance of the Portfolio in which that Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. The Net Investment Factor is calculated by dividing (a) by (b) and subtracting (c) from the result, where:

(a) Is the Net Asset Value of the Portfolio held in that Sub-Account, determined at the end of the current Valuation Period (plus the per share amount of any dividends or capital gains distributions made by that Portfolio);

(b) Is the Net Asset Value of the Portfolio held in the Sub-Account, determined at the beginning of the Valuation Period;

(c) Is a daily factor representing the mortality and expense risk charge and any optional charges deducted from the Sub-Account, adjusted for the number of days in the Valuation Period.

CONTRACT VALUE TRANSFERS BEFORE AND AFTER THE ANNUITY COMMENCEMENT DATE


You may transfer your Contract Values from one or more Accounts to another Account free of charge. WE RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS TO 12 PER CONTRACT YEAR, WITH NO 2 TRANSFERS OCCURRING ON CONSECUTIVE VALUATION DAYS. Transfers by telephone may be made by you or by your attorney-in-fact pursuant to a power of attorney by calling us at 1-800-862-6668 or by the agent of record by calling 1-800-862-4397. Telephone transfers may not be permitted by some states. There may be limitations on transfers to and from the Fixed Accounts that are described in your Contract. Some states may allow us to limit the dollar amount transferred.


We, or our agents and affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedure we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape-recorded.

We may permit you to pre-authorize transfers under certain circumstances. Transfers between the Accounts may be made both before and after the Annuity Commencement Date. Generally, the minimum allocation to any Sub-Account may not be less than $500. All percentage (%) allocations must be in whole numbers (e.g., 1%). No minimum balance is presently required in any Account.

IT IS YOUR RESPONSIBILITY TO VERIFY THE ACCURACY OF ALL CONFIRMATIONS OF TRANSFERS AND TO PROMPTLY ADVISE US IN OUR ADMINISTRATIVE OFFICES OF ANY INACCURACIES WITHIN 30 DAYS OF THE DATE YOU RECEIVE YOUR CONFIRMATION.

The right to reallocate Contract Values is subject to modification if we determine, in our sole opinion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts by you at any one time. SUCH RESTRICTIONS MAY BE APPLIED IN ANY MANNER REASONABLY DESIGNED TO PREVENT ANY USE OF THE TRANSFER RIGHT WHICH WE CONSIDER TO BE TO THE DISADVANTAGE OF OTHER CONTRACT OWNERS.

For Contracts issued in THE STATE OF NEW YORK, FLORIDA, MARYLAND OR OREGON, the reservation of rights set forth in the preceding paragraph is limited to: (i) requiring up to a maximum of 10 Valuation Days between each transfer; (ii) limiting the amount to be transferred on any one Valuation Day to no more

                             18   - PROSPECTUS
than $2 million; and (iii) upon 30 days prior written notice, to only accepting transfer instructions from you and not from your representative, agent or person acting under a power of attorney for you.

Currently, we will not accept instructions from agents acting under a power of attorney of multiple Contract Owners whose Accounts aggregate more than $2 million, unless the agent has entered into a third party transfer services agreement with us.


Transfers made under a Dollar Cost Averaging Program do not count towards the twelve transfers each Contract Year that we allow without charge and are not subject to our rule that prohibits any two transfers from occurring on Consecutive Valuation Days.


SURRENDERS

Contract Owners should consult their tax adviser regarding the tax consequences of a Surrender.

- A Surrender made before age 59 1/2 may result in adverse tax consequences, including a penalty tax of 10% of the taxable portion of the Surrender Value. (See "Federal Tax Considerations")

PAYMENT OF SURRENDER AMOUNTS -- Payment of any request for a full or partial Surrender from the Accounts will be made as soon as possible and in any event no later than seven days after we receive the request at our Administrative Office.

There may be postponement in the payment of Surrender Amounts whenever (a) the New York Stock Exchange is closed; (b) trading on the New York Stock Exchange is restricted as determined by the Commission; (c) the Commission permits postponement and so orders; or (d) the Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

FULL SURRENDERS PRIOR TO THE ANNUITY COMMENCEMENT DATE -- At any time prior to the Annuity Commencement Date, you have the right to fully Surrender the Contract. In such event, the Surrender Value of the Contract may be taken in the form of a lump sum cash payment.

The Surrender Value of the Contract is equal to the Contract Value less any Premium Taxes, the Annual Maintenance Fee and any Contingent Deferred Sales Charge, if applicable. The Surrender Value may be more or less than the amount of the payments made to your Contract.

PARTIAL SURRENDERS PRIOR TO THE ANNUITY COMMENCEMENT DATE -- You may make a partial Surrender of your Contract Value at any time prior to the Annuity Commencement Date so long as the amount Surrendered is at least equal to our minimum amount rules then in effect. Additionally, if the remaining Contract Value following a Surrender is less than $500, we may terminate the Contract and pay the Surrender Value. For Contracts issued in TEXAS, the Contract will not be terminated when the remaining Contract Value after a Surrender is less than $500 unless there were no payments made during the previous 2 Contract Years.

WHEN REQUESTING A PARTIAL SURRENDER, YOU SHOULD SPECIFY THE ACCOUNT(S) FROM WHICH THE PARTIAL SURRENDER WILL BE TAKEN; OTHERWISE, THE SURRENDER WILL BE TAKEN ON A PRO RATA BASIS ACCORDING TO THE VALUE IN EACH ACTIVE ACCOUNT.

We may permit you to pre-authorize partial Surrenders subject to certain limitations then in effect. We permit partial Surrenders by telephone subject to dollar amount limitations in effect at the time you request the Surrender. To request partial Surrenders by telephone, you must have completed and returned to us a Telephone Redemption Program Enrollment Form authorizing telephone Surrenders. If there are joint Contract Owners, both must authorize us to accept telephone instructions and agree that We may accept telephone instructions for partial Surrenders from either Contract Owner. Partial Surrender requests will not be honored until we receive all required documents in proper form.

Telephone authorization will remain valid until (a) we receive written notice of revocation by you, or, in the case of joint Contract Owners, written notice from either Contract Owner; (b) we discontinue the privilege; or (c) we have reason to believe that you have entered into a market timing agreement with an investment adviser and/or broker/dealer.

We may record any telephone calls to verify data concerning transactions and may adopt other procedures to confirm that telephone instructions are genuine. We will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

In order to obtain that day's unit values on Surrender, We must receive telephone Surrender instructions prior to the close of trading on the New York Stock Exchange (generally 4:00 p.m.).

We may modify, suspend, or terminate telephone transaction privileges at any time.

SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may fully Surrender your Contract on or after the Annuity Commencement Date if you elect the Payment For a Period Certain Settlement Option. We pay you the commuted value that is equal to the present value of the remaining payments we are scheduled to make less any applicable Contingent Deferred Sales Charge. The commuted value is determined as of the date we receive your written request for Surrender at our Administrative Office.


Partial Surrenders are permitted after the Annuity Commencement Date if you elect the Payments for a Period Certain Settlement Option, but check with your tax adviser because there may be adverse tax consequences.



IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(B) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(B) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE


                             19   - PROSPECTUS

CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS
A) ATTAINED AGE 59 1/2, B) SEPARATED FROM SERVICE, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE
59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%.

WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING SURRENDER REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS").

CONTRACT CHARGES
CONTINGENT DEFERRED SALES CHARGE ("CDSC")

The CDSC covers expenses relating to the sale and distribution of the Contracts, including commissions paid to distributing organizations and the cost of preparing sales literature and other promotional activities.

We assess a CDSC when you request a full or partial Surrender. The percentage of the CDSC is based on how long each premium payment has been in the Contract. Each premium payment has its own CDSC schedule. Premium payments are Surrendered in the order that they were received. The longer you leave your premium payment in the Contract, the lower the CDSC will be when you Surrender.

The CDSC is a percentage of the amount Surrendered (not to exceed the total amount of the premium payments made) and equals:

LENGTH OF TIME FROM    CDSC
  PREMIUM PAYMENT     CHARGE
-------------------  ---------
      1 year            7%
      2 years           6%
      3 years           6%
      4 years           5%
      5 years           4%
      6 years           3%
      7 years           2%
  8 years or more       0%

PAYMENTS NOT SUBJECT TO CDSC


ANNUAL WITHDRAWAL AMOUNT -- During the first seven Contract years, you may make a partial Surrender of Contract Values of up to 15% of the premium payments each Contract Year on a non-cumulative basis, as determined on the date of the requested Surrender, without the application of the CDSC. After the seventh Contract Year, you may make a partial Surrender each Contract Year of 15% of premium payments made during the seven years prior to the Surrender and 100% of the Contract Value less the premium payments made during the seven years prior to the Surrender. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.


EXTENDED SURRENDER PRIVILEGE -- This privilege allows Annuitants who attain age 70 1/2 with a Contract held under an Individual Retirement Account or 403(b) plan to Surrender an amount equal to the required minimum distribution for the stated Contract without incurring any CDSC.

WAIVERS OF CDSC

CONFINEMENT IN A NURSING HOME, HOSPITAL OR LONG TERM CARE FACILITY (described as Eligible Confinement in the Contract) -- We will waive any CDSC applicable to a partial or full Surrender if the Annuitant, Contract Owner or joint owner is confined, at the recommendation of a physician for medically necessary reasons, for at least 180 calendar days to: a hospital recognized as a general hospital by the proper authority of the state in which it is located; or a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or a facility certified as a hospital or long-term care facility; or a nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

The Annuitant, Contract Owner, or joint owner cannot be confined at the time the Contract is purchased in order to receive this waiver and the Contract Owner(s) must have been the Contract Owner(s) continuously since the Contract issue date. You must provide written proof of confinement satisfactory to Hartford and you must request the partial or full Surrender within 91 calendar days of the last day of confinement.

This waiver may not be available in all states. Please contact your registered representative or contact Us to determine availability.

DEATH OF THE ANNUITANT OR CONTRACT OWNER OR PAYMENTS UNDER AN ANNUITY OPTION -- No CDSC otherwise applicable will be assessed in the event of death of the Annuitant, death of the Contract Owner or if payments are made under an Annuity option (other than a Surrender of variable payments for a Period Certain Annuity option) provided for under the Contract.

OTHER PLANS OR PROGRAMS -- Certain plans or programs established by us from time to time may have different Surrender privileges.

MORTALITY AND EXPENSE RISK CHARGE -- For assuming risks under the Contract, We deduct a daily charge at the rate of 1.25% per year against all Contract Values held in the Accounts

                             20   - PROSPECTUS
during the life of the Contract. Although variable annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Portfolio shares held in the Sub-Account(s), the payments will not be affected by (a) our actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) our actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by us.

There are two types of mortality risks: those made during the accumulation or deferral phase and those made during the annuity payout phase. The mortality risk we take in the accumulation phase is that we may experience a loss resulting from the assumption of the mortality risk relative to the death benefit in event of the death of an Annuitant or Contract Owner before commencement of Annuity payments, in periods of declining value. The mortality risk we take during the annuity payout phase is to make monthly Annuity payments (determined in accordance with the 1983a Individual Annuity Mortality Table and other provisions contained in the Contract) to Annuitants regardless of how long an Annuitant may live, and regardless of how long all Annuitants as a group may live. These mortality undertakings are based on our determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the Annuity payment period deviates from our actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, we must provide amounts from our general funds to fulfill our contractual obligations. We will bear the loss in such a situation.

During the accumulation phase, we also provide an expense undertaking. We assume the risk that the Annual Maintenance Fee for maintaining the Contracts prior to the Annuity Commencement Date may be insufficient to cover the actual cost of providing such items.

ANNUAL MAINTENANCE FEE -- Each year, on each Contract Anniversary on or before the Annuity Commencement Date, we will deduct an Annual Maintenance Fee, if applicable, from Contract Values to reimburse us for expenses relating to the maintenance of the Contract and Accounts. If during a Contract Year the Contract is Surrendered for its full value, we will deduct the Annual Maintenance Fee at the time of such Surrender. The fee is a flat fee that will be due in the full amount regardless of the time of the Contract Year that Contract Values are Surrendered. The Annual Maintenance Fee is $30 per Contract Year for Contracts with less than $50,000 Contract Value on the Contract Anniversary. Fees will be deducted on a pro rata basis according to the value in each Account under a Contract.

WAIVERS OF THE ANNUAL MAINTENANCE FEE -- Annual Maintenance Fees are waived for Contracts with Contract Value equal to or greater than $50,000. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own one or more Contracts with a combined Contract Value of $50,000 up to $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of Annual Maintenance Fee waivers to a total of six Contracts. We reserve the right to waive the Annual Maintenance Fee under other conditions.

ADMINISTRATIVE CHARGE -- For administration, we apply a daily charge at the rate of .15% per annum against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

The types of expenses incurred by the Separate Account include, but are not limited to, expenses of issuing the Contract and expenses for confirmations, Contract quarterly statements, processing of transfers and surrenders, responding to Contract Owner inquiries, reconciling and depositing cash receipts, calculation and monitoring daily Sub-Account unit values, Separate Account reporting, including semiannual and annual reports and mailing and tabulation of shareholder proxy solicitations.

You should refer to the Trust prospectus for a description of deductions and expenses paid out of the assets of the Trust's portfolios.


PREMIUM TAXES -- Charges are also deducted for Premium Tax, if applicable, imposed by state or other governmental entity. Certain states impose a Premium Tax, currently ranging up to 3.5%. Some states assess the tax at the time purchase payments are made; others assess the tax at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is Surrendered, at the time a death benefit is paid, or at the time the Contract annuitizes.



OPTIONAL DEATH BENEFIT FEE -- If you elect the Optional Death Benefit, we will deduct daily from your Contract Value an additional charge which equals .15% per year of the Sub-Account value.


EXCEPTIONS TO CHARGES UNDER THE CONTRACT -- We may offer, at our discretion, reduced fees and charges including, but not limited to, CDSC, the mortality and expense risk charge, administration charges, optional charges and the Annual Maintenance Fee for certain sales (including employer sponsored savings plans) under circumstances which may result in savings of certain costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

                             21   - PROSPECTUS

DEATH BENEFITS
DEATH BEFORE THE ANNUITY COMMENCEMENT DATE

DETERMINATION OF THE BENEFICIARY -- If the Contract Owner or the Annuitant dies before the Annuity Commencement Date, we will pay a Death Benefit to the Beneficiary.

- IF THE CONTRACT OWNER DIES before the Annuity Commencement Date, any surviving joint Contract Owner becomes the Beneficiary. If there is no surviving joint Contract Owner, the designated Beneficiary will be the Beneficiary. If the Contract Owner's spouse is the sole Beneficiary, the spouse may elect, in lieu of receiving the Contract Value, to be treated as the Contract Owner. If the Annuitant is not living and there is no Contingent Annuitant, the spouse will be presumed to be the Contingent Annuitant. If no Beneficiary designation is in effect or if the Beneficiary has predeceased the Contract Owner, the Contract Owner's estate will be the Beneficiary.

- IF THE ANNUITANT DIES before the Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If either (a) there is no Contingent Annuitant, (b) the Contingent Annuitant predeceases the Annuitant, or (c) if any sole Contract Owner dies before the Annuity Commencement Date, the Beneficiary, as determined under the Contract control provisions, will receive the Death Benefit. However, if the Annuitant dies prior to the Annuity Commencement Date and the Contract Owner is living, the Contract Owner shall be the Beneficiary. In that case, the rights of any designated Beneficiary shall be void.

DETERMINATION OF THE DEATH BENEFIT

IF YOU DID NOT ELECT THE OPTIONAL DEATH BENEFIT, Your Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be calculated as follows:

If the deceased HAD NOT REACHED THEIR 81ST BIRTHDAY, the Death Benefit is the greater of:

1) 100% of the total premium payments made to the Contract, reduced by any subsequent Surrenders, or

2)  The Contract Value of your annuity, or

3)  Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, premium payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

IF THE DECEASED REACHED THEIR 81ST BIRTHDAY, then the Death Benefit is the greater of:

1) 100% OF THE TOTAL PREMIUM PAYMENTS MADE TO US, REDUCED BY ANY SUBSEQUENT SURRENDERS, OR

2)  THE CONTRACT VALUE OF YOUR ANNUITY, OR

3)  THE MAXIMUM ANNIVERSARY VALUE.

IF YOU DID ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be the greater of:

1) 100% of the total premium payments made to us, reduced by any subsequent Surrenders;

2)  The Contract Value of your annuity;

3)  The Maximum Anniversary Value; or

4)  The Interest Accumulation Value, which is described below.

The Interest Accumulation Value is calculated by accumulating interest on your premium payments at a rate of 5% per year up to the deceased's 81st birthday or date of death, assuming you have not taken any Surrenders. If you have taken any Surrenders, the 5% will be accumulated on your premium payments, but there will be an adjustment for any of the Surrenders. This adjustment will reduce the Optional Death Benefit proportionally for the Surrenders. We stop compounding interest on the deceased's 81st birthday or date of death. After that date, the Interest Accumulation Value will be adjusted by adding any subsequent payments and subtracting proportional adjustments for any partial Surrenders. The Optional Death Benefit is limited to a maximum of 200% of premium payments, less proportional adjustments for any Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

SPOUSAL CONTRACT CONTINUATION -- If the Death Benefit beneficiary is the Contract Owner's spouse, the Contract will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. This provision will only apply one time for each Contract.

CALCULATION OF THE DEATH BENEFIT -- If the Contract Owner or Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to the Beneficiary, the Death Benefit will be calculated as of the date we receive written notification of Due Proof of Death. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT

                             22   - PROSPECTUS

INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF WRITTEN NOTIFICATION OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETE SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

Any Annuity payments made on or after the date of death, but before receipt of written notification of Due Proof of Death will be recovered by us from the Payee.

DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE

If, on or after the Annuity Commencement Date, the Contract Owner dies and the Annuitant is living, the Beneficiary becomes the Contract Owner. If the Annuitant dies and the Contract Owner is living, the Contract Owner becomes the Beneficiary.

If the Annuitant dies on or after the Annuity Commencement Date, a Death Benefit may be paid or payments may continue under the following annuity payment options:

x  Life Annuity with Cash Refund

x  Life Annuity with payments for a Period Certain

x  Joint and Last Survivor Life Annuity with payments for a Period Certain and


x  payments for a Period Certain.



Proceeds from the Death Benefit may be left with us for at least 5 years from the date of the Contract Owner's death if the death occurs prior to the Annuity Commencement Date. These proceeds will remain in the Account(s) to which they were allocated at the time of death unless the Beneficiary elects to reallocate them. Full or partial Surrenders may be made at any time. In the event of a complete Surrender, the remaining value will equal the Contract Value of the proceeds left with us, minus any partial Surrenders. This option may not be available under certain Contracts issued in connection with Qualified Plans.


SETTLEMENT PROVISIONS
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You select an Annuity Commencement Date which will not be deferred beyond the
Valuation Day immediately following the later of the Annuitant's 90th birthday or the end of the tenth Contract Year. You may elect a later Annuity Commencement Date if we allow and subject to the laws and regulations then in effect. If the Contract is sold as part of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday. The Annuity Commencement Date may be changed from time to time, but ANY CHANGE MUST BE WITHIN 30 DAYS PRIOR TO THE DATE ON WHICH ANNUITY PAYMENTS ARE SCHEDULED TO BEGIN.

You also elect in writing an annuity payment option, which may be any of the options described below or any annuity payment option then being offered by us. The annuity payment option may not be changed on or after the Annuity Commencement Date. The Contract contains the six annuity payment options described below and the Annuity Proceeds Settlement Option.

For Qualified Contracts, the following annuity payment options are only available if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. The Annuity Proceeds Settlement option is available for Qualified Contracts only if the guaranteed payment period is less than the life expectancy of the Beneficiary at the time the option becomes effective. Such life expectancies are computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table in use by us. If you do not elect otherwise, fixed dollar amount annuity payments will begin automatically on the Annuity Commencement Date, under the Life Annuity Payment Option.


For Non-Qualified Contracts, if you do not elect otherwise, fixed dollar amount annuity payments will automatically begin on the Annuity Commencement Date under the annuity payment option Life Annuity with payments for a Period Certain of 10 years. For Qualified Contracts and Contracts issued in Texas, if you do not elect otherwise, fixed dollar amount annuity payments will begin automatically on the Annuity Commencement Date, under the Life Annuity Payment Option.


With the exception of the option Payments for a Period Certain, if the variable dollar amount payment is selected, no Surrenders are permitted after annuity payments begin.

ANNUITY PAYMENT OPTIONS

OPTION 1 -- LIFE ANNUITY where we make Annuity payments for as long as the Annuitant lives.

- Payments under this option STOP UPON THE DEATH OF THE ANNUITANT, even if the Annuitant dies after one payment.

OPTION 2 -- LIFE ANNUITY WITH CASH REFUND where we make payments during the life of the Annuitant and when the Annuitant dies, we pay the remaining value to the Beneficiary. The remaining value is calculated at the time we receive Due Proof of Death by subtracting the annuity payments already made from the Contract Value less any applicable Premium Taxes applied to this annuity payment option.

- This option is only available if you select payments using a VARIABLE DOLLAR AMOUNT PAYMENT OPTION WITH THE 5% AIR OR FIXED DOLLAR AMOUNT ANNUITY PAYMENTS.

                             23   - PROSPECTUS

OPTION 3 -- LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN where we make payments to you for the life of the Annuitant but you are at least guaranteed payments for a time period you select which is a minimum of 5 years and a maximum of 100 years minus your Annuitant's age.

- If the Annuitant dies prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or we will continue payments until the end of the period selected.

OPTION 4 -- JOINT AND LAST SURVIVOR ANNUITY where we make payments during the lifetimes of the Annuitant and another designated individual called the Joint Annuitant At the time of electing this Annuity Option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

- Payments under this option STOP UPON THE DEATH OF THE ANNUITANT AND JOINT ANNUITANT, even if the Annuitant and Joint Annuitant die after one payment.

OPTION 5 -- JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN where we make payments during the lifetime of the Annuitant and a Joint Annuitant, and we guarantee that those payments for a time period you select which is not less than 5 years and no more than 100 years minus the younger Annuitant's age. At the time of electing this Annuity Option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

- If the Annuitant and Joint Annuity die prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or We will continue payments until the end of the period selected.

OPTION 6 -- PAYMENTS FOR A PERIOD CERTAIN where we agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age.

- If you select this option under a variable dollar amount payment, YOU MAY SURRENDER YOUR ANNUITY after annuity payments have started and we will give you the present value of the remaining payments less any applicable Contingent Deferred Sales Charge.


- If the Annuitant dies prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or we will continue payments until the end of the period selected.


WE MAY OFFER OTHER ANNUITY PAYMENT OPTIONS FROM TIME TO TIME.

ANNUITY PAYMENTS

When your decide to begin to take payments, we calculate your Contract Value minus any Premium Tax which we must pay and, unless you instruct us otherwise, we apply that amount to a variable annuity with the same Sub-Account values. You may however, choose to have your Contract Value applied to a fixed annuity instead.

IMPORTANT: YOU SHOULD CONSIDER THE QUESTION OF ALLOCATION OF CONTRACT VALUES (LESS APPLICABLE PREMIUM TAXES) AMONG ACCOUNTS TO MAKE CERTAIN THAT ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR NEEDS FOR RETIREMENT.

ANNUITY PAYMENTS -- The minimum Annuity payment is $50. No election may be made which results in a first payment of less than $50. If at any time Annuity payments are or become less than $50, we have the right to change the frequency of payment to intervals so that payments will at least be $50. For Contracts issued in the State of New York, the minimum monthly Annuity payment is $20. If any amount due is less than the minimum amount per year, we make such other settlement as may be equitable to the Payee.

All Annuity payments under any option will occur the same day of the month as the Annuity Commencement Date, based on the payment frequency selected by you. Available payment frequencies include monthly, quarterly, semi-annual and annual. The payment frequency may be changed within 30 days prior to the anniversary of your Annuity Commencement Date.

ANNUITY COMMENCEMENT DATE -- You select the Annuity Commencement Date in your application or order request. The Annuity Calculation Date will be no more than five Valuation Days before the Annuity Commencement Date.

ANNUITY CALCULATION DATE -- On the Annuity Calculation Date, your Contract Value less any applicable Premium Tax is applied to purchase Annuity Units of the Sub-Accounts selected by you. The first Annuity payment is computed using the value of these Annuity Units as of the Annuity Calculation Date.

INCOME PAYMENT DATES -- All Annuity payments after the first Annuity payment are computed and payable as of the Income Payment Dates. These dates are the same day of the month as the Annuity Commencement Date, based on the Annuity payment frequency selected by you. They are also shown on the specification page of your Contract. You may choose from monthly, quarterly, semi-annual and annual payments. The Annuity payment frequency may not be changed once selected by you.

IN THE EVENT THAT YOU DO NOT SELECT A PAYMENT FREQUENCY, ANNUITY PAYMENTS WILL BE MADE MONTHLY.

VARIABLE ANNUITY PAYMENTS

THE FIRST VARIABLE ANNUITY PAYMENT. Variable Annuity payments are periodic payments we pay to your designated

                             24   - PROSPECTUS

Payee, the amount of which varies from one Income Payment Date to the next as a function of the net investment performance of the Sub-Accounts selected by you. The dollar amount of the first Variable Annuity payment depends on the annuity payment option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount of Contract Value less applicable Premium Tax applied to purchase the Annuity payments, and the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table using projection scale G projected to the year 2000 and an AIR of not less than 3.0%.

The dollar amount of the first Variable Annuity payment attributable to each Sub-Account is determined by dividing the dollar amount of the Contract Value less applicable Premium Tax applied to that Sub-Account on the Annuity Calculation Date by $1,000 and multiplying the result by the payment factor in the Contract for the selected annuity payment option. The dollar value of the first Variable Annuity payment is the sum of the first Variable Annuity payments attributable to each Sub-Account.

ANNUITY UNITS. The number of Annuity Units attributable to a Sub-Account is derived by dividing the first Variable Annuity payment attributable to that Sub-Account by the Annuity Unit value for that Sub-Account for the Valuation Period ending on the Annuity Calculation Date or during which the Annuity Calculation Date falls if the Valuation Period does not end on such date. The number of Annuity Units attributable to each Sub-Account under a Contract remains fixed unless there is a transfer of Annuity Units between Sub-Accounts.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS. The dollar amount of each subsequent Variable Annuity payment attributable to each Sub-Account is calculated on the Income Payment Date. It is determined by multiplying (a) by (b), where:

(a) is the number of Annuity Units of each Sub-Account credited under the Contract and

(b) is the Annuity Unit value (described below) for that Sub-Account.

The total subsequent Variable Annuity payments equal the sum of the amounts attributable to each Sub-Account.

When an Income Payment Date falls on a day that is not a Valuation Day, the Income Payment is computed as of the prior Valuation Day. If the date of the month elected does not occur in a given month, i.e., the 29th, 30th, or 31st of a month, the payment will be computed as of the last Valuation Day of the month.

The Annuity Unit value of each Sub-Account for any Valuation Period is equal to
(a) multiplied by (b) multiplied by (c) where:

(a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit value is being calculated;

(b) is the Annuity Unit value for the preceding Valuation Period; and

(c) is the Annuity Unit Factor

The Annuity Unit Factor neutralizes the AIR percentage (3%, 5%, or 6%). The daily Annuity Unit Factor corresponding to the AIR percentages of 3%, 5%, and 6% are 0.999919, 0.999866, and 0.999840, respectively

THE ASSUMED INVESTMENT RETURN (AIR). The Annuity Unit value will increase or decrease from one Income Payment Date to the next in direct proportion to the net investment return of the Sub-Account(s) supporting the Variable Annuity payments, less an adjustment to neutralize the selected AIR. Dividing what would otherwise be the Annuity Unit value by the AIR factor is necessary in order to adjust the change in the Annuity Unit value (resulting from the Net Investment Factor) so that the Annuity Unit value only changes to the extent that the Net Investment Factor represents a rate of return greater than or less than the AIR selected by you. Without this adjustment, the Net Investment Factor would decrease the Annuity Unit value to the extent that such value represented an annualized rate of return of less than 0.0% and increase the Annuity Unit value to the extent that such value represented an annualized rate of return of greater than 0.0%.

The Contract permits Contract Owners to select one of three AIRs: 3%, 5% or 6%. A higher AIR will result in a higher initial payment, a more slowly rising series of subsequent payments when actual investment performance (minus any deductions and expenses) exceeds the AIR, and a more rapid drop in subsequent payments when actual investment performance (minus any deductions and expenses) is less than the AIR. The following examples may help clarify the impact of selecting one AIR over another:

- If you select a 3% AIR and if the net investment return of the Sub-Account for an Annuity payment period is equal to the pro-rated portion of the 3% AIR, the Variable Annuity payment attributable to that Sub-Account for that period will equal the Annuity payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 3% for a payment period, the Annuity payment for that period will be greater than the Annuity payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3%, the Annuity payment for that period will be less than the Annuity payment for the prior period.

- If you select a 5% AIR and if the net investment return of the Sub-Account for an Annuity payment period is equal to the pro-rated portion of the 5% AIR, the Variable Annuity payment attributable to that Sub-Account for that period will equal the Annuity payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 5% for a payment period, the Annuity payment for that period will be greater than the Annuity payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 5%, the Annuity payment

                             25   - PROSPECTUS
  for that period will be less than the Annuity payment for the prior period.

- If you select a 6% AIR and if the net investment return of the Sub-Account for an Annuity payment period is equal to the pro-rated portion of the 6% AIR, the Variable Annuity payment attributable to that Sub-Account for that period will equal the Annuity payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 6% for a payment period, the Annuity payment for that period will be greater than the Annuity payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 6%, the Annuity payment for that period will be less than the Annuity payment for the prior period.

LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE RETURNS REMAINED CONSTANT AND EQUAL TO THE AIR. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN FROM THE AIR.

EXCHANGE (TRANSFER) OF ANNUITY UNITS. After the Annuity Calculation Date, you may exchange (i.e., transfer) the dollar value of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the transfer, the dollar amount of a Variable Annuity payment generated from the Annuity Units of either Sub-Account would be the same. Transfers are executed as of the day Hartford receives a written request for a transfer. For guidelines refer to Sub-Account Value Transfers Before and After the Annuity Commencement Date.

FIXED DOLLAR ANNUITY. Fixed Annuity payments are determined at annuitization by multiplying the Contract Value (less applicable Premium Taxes) by a rate to be determined by Hartford which is no less than the rate specified in the Fixed Annuity option tables in the Contract. The Annuity payment will remain level for the duration of the Annuity. Any Fixed Annuity allocation may not be changed.

OTHER INFORMATION

ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contracts are issued pursuant to some form of Qualified Plan, it is possible that the ownership of the Contracts may not be transferred or assigned depending on the type of tax-qualified retirement plan involved. An assignment of a Non-Qualified Contract may subject the Contract Values or assignment proceeds to income taxes and certain penalty taxes.

CONTRACT MODIFICATION -- The Annuitant may not be changed; however, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.


FEDERAL TAX CONSIDERATIONS

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What are some of the federal tax consequences which affect these Contracts?


A. GENERAL



Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.



Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.



B. TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT



The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.


No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.


C. TAXATION OF ANNUITIES_-- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS


Section 72 of the Code governs the taxation of annuities in general.


1. NON-NATURAL PERSONS, CORPORATIONS, ETC. Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-


                             26   - PROSPECTUS
natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:


- certain annuities held by structured settlement companies,



- certain annuities held by an employer with respect to a terminated qualified retirement plan and



- certain immediate annuities.


A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.


If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.


2. OTHER CONTRACT OWNERS (NATURAL PERSONS). A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

A. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

I. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.


II. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."



III. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and
(2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."


IV. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

V. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

B. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").


I. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.


II. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.


III. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).


C. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of

                             27   - PROSPECTUS
amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.



D. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.


I. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

II. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):


1. Distributions made on or after the date the recipient has attained the age of 59 1/2.


2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

3. Distributions attributable to a recipient's becoming disabled.


4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).


5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

E. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income., In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

F. REQUIRED DISTRIBUTIONS

I. Death of Contract Owner or Primary Annuitant

Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

II. Alternative Election to Satisfy Distribution Requirements


If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. The election must be made and payments must begin within a year of the death.


III. Spouse Beneficiary


If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.



3. DIVERSIFICATION REQUIREMENTS. The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,


                             28   - PROSPECTUS

- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.



We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.



4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT. In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.



The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.



In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."



The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.



Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.



D. FEDERAL INCOME TAX WITHHOLDING


The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, pursuant to Section 3405 of the Code. The application of this provision is summarized below:

1. NON-PERIODIC DISTRIBUTIONS.


The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If there is no election to waive withholding, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to Hartford, Hartford will automatically withhold 10% of the taxable distribution.


2. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR).

The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.


E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS



The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.



F. ANNUITY PURCHASES BY NONRESIDENT
ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country


                             29   - PROSPECTUS
of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

MISCELLANEOUS
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HOW CONTRACTS ARE SOLD


Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.


The securities will be sold by insurance and variable annuity agents of Hartford who are registered representatives of Dean Witter Reynolds Inc. ("Dean Witter"). Dean Witter is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 6% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.

YEAR 2000


IN GENERAL -- The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.



The integrity and reliability of Hartford's IT systems, as well as the reliability of its non-IT systems, are integral aspects of Hartford's business. Hartford issues insurance policies, annuities, mutual funds and other financial products to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various IT systems support communications and other systems that integrate Hartford's various business segments and field offices. Hartford also has business relationships with numerous third parties that affect virtually all aspects of Hartford's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to Hartford, and whose operations are important to Hartford's business.



INTERNAL YEAR 2000 EFFORTS AND TIMETABLE -- Beginning in 1990, Hartford began working on making its IT systems Year 2000 ready, either through installing new programs or replacing systems. Since January 1998, Hartford's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Hartford's business segments. These Year 2000 efforts include the following five main initiatives: (1) identifying and assessing Year 2000 issues;
(2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Hartford substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Hartford has begun initiative (5) and management currently anticipates that such activity will continue into the fourth quarter of 1999.


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THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE -- Hartford's Year 2000 efforts include assessing the potential impact on Hartford of third parties' Year 2000 readiness. Hartford's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Hartford, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Hartford's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Hartford has completed the first third party initiative and, as of early 1999, had substantially completed evaluating third party responses received. Hartford has begun conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However, notwithstanding these third party Year 2000 efforts, Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.



YEAR 2000 COSTS -- The costs of Hartford's Year 2000 program that were incurred through the year ended December 31, 1997 were not material to Hartford's financial condition or results of operations. The after-tax costs of Hartford's Year 2000 efforts for the year ended December 31, 1998 were approximately $3 million. Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.



RISKS AND CONTINGENCY PLANS -- If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Hartford's business. In addition, Hartford's investing activities are an important aspect of its business and Hartford may be exposed to the risk that issuers of investments held by it will be adversely impacted by Year 2000 issues. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Hartford's financial condition or results of operations.



Hartford is in the process of developing certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. These contingency plans are being developed based on, among other things, known or reasonably anticipated circumstances and potential vulnerabilities. The contingency planning also includes assessing the dependency of Hartford's business on third parties and their Year 2000 readiness. Hartford currently anticipates that internal and external contingency plans will be substantially complete by the end of the second quarter of 1999. However, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may need to be modified as circumstances warrant.


LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

EXPERTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:

  Hartford Life Insurance Company
  Attn: Individual Annuity Services
  P.O. Box 5085
  Hartford, Connecticut 06102-5085
  Telephone: 1-800-862-6668 (Contract Owners)
             1-800-862-4397 (Account Executive)

                             31   - PROSPECTUS

APPENDIX I - INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

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This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.



Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.



We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.



    1. Tax-Qualified Pension or Profit-Sharing Plans Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.



    2. Tax Sheltered Annuities Under Section 403(b) Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,000 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.



Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:



- after the participating employee attains age 59 1/2;



- upon separation from service;



- upon death or disability; or



- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).



Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.



    3. Deferred Compensation Plans Under Section 457 A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.



Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 1999, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.



All of the assets and income of an eligible Deferred Compensation Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Eligible Deferred Compensation Plans that were in existence on


                             32   - PROSPECTUS

August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.



In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:



- attains age 70 1/2,



- separates from service,



- dies, or



- suffers an unforeseeable financial emergency as defined in the Code.



Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.



    4.  Individual Retirement Annuities ("IRAs") Under Section 408



Traditional IRAs. Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.



SIMPLE IRAs. Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.



Roth IRAs. Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.



    5. Federal Tax Penalties and Withholding Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.



(a) Penalty Tax on Early Distributions Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:



- Made on or after the date on which the employee reaches age 59 1/2;



- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;



- Attributable to the employee's becoming disabled (as defined in the Code);



- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;



- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or



- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.



IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:



- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or



- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.



If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.


                             33   - PROSPECTUS

(b) Minimum Distribution Penalty Tax If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.



An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:



- the calendar year in which the individual attains age 70 1/2; or



- the calendar year in which the individual retires from service with the employer sponsoring the plan.


The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.



The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:



- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or



- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.


Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.


If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.



If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



(c) Withholding In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.



Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:



- the non-taxable portion of the distribution;



- required minimum distributions; or



- direct transfer distributions.


Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).


Certain states require withholding of state taxes when federal income tax is withheld.


                             34   - PROSPECTUS

APPENDIX II - OPTIONAL DEATH BENEFIT - EXAMPLES
      --------------------------------------------------------------------

EXAMPLE 1

Assume that you deposited a premium payment of $100,000 on January 1, 1998. If you made no Surrenders during the year, your Interest Accumulation Value on January 1, 1999 would be $105,000, calculated as follows:


$100,000      Premium deposited on January 1, 1998
   5,000      Interest accumulated at 5% per year on premiums
--------
$105,000      Interest Accumulation Value on January 1, 1999.


If you elected the Optional Death Benefit, you would be guaranteed a Death Benefit payment equal to at least $105,000.

EXAMPLE 2

Assume that you deposited a premium payment of $100,000 on January 1, 1998. If you Surrendered $10,000 on January 1, 1999 and your Contract Value immediately prior to the partial Surrender was $100,000, your Interest Accumulation Value on January 1, 1999 would be $94,500, calculated as follows:

$ 100,000       Premium deposited on January 1, 1998
    5,000       Interest accumulated at 5% per year on premiums
$ (10,500)      Adjustment for partial Surrender*
---------
$  94,500       Interest Accumulation Value on January 1, 1999.

--------------------------------------------------------------------------------

* The Adjustment for the partial Surrender reduces the Interest Accumulation Value by an amount equal to the proportion of the partial Surrender to the Contract Value prior to the partial Surrender. Therefore, in this example, the $10,500 reduction to the Interest Accumulation Value is calculated by dividing the amount of the Surrender, $10,000, by the Contract Value paid prior to the Surrender, $100,000. This ratio (Surrender DIVIDED BY Contract Value prior to Surrender) is multiplied by the Interest Accumulation Value prior to Surrenders and results in the adjustment for the partial Surrender.

Interest Accumulation Value prior to Surrenders........  $105,000
Multiplied by ratio of Surrenders  DIVIDED BY Contract
 Value prior to Surrenders ($10,000  DIVIDED BY
 100,000)                                                 X   .10
                                                         --------
Adjustment for the partial Surrender...................  $ 10,500

The Surrender reduced the Interest Accumulation Value by $10,500 ($105,000 - 94,500).
--------------------------------------------------------------------------------

                             35   - PROSPECTUS

TABLE OF CONTENTS TO
STATEMENT OF ADDITIONAL
INFORMATION

  SECTION                                                                                         PAGE
---------------------------------------------------------------------------------------------------------------
Description of Hartford Life Insurance Company
---------------------------------------------------------------------------------------------------------------
Safekeeping of Assets
---------------------------------------------------------------------------------------------------------------
Independent Public Accountants
---------------------------------------------------------------------------------------------------------------
Distribution of Contracts
---------------------------------------------------------------------------------------------------------------
Calculation of Yield and Return
---------------------------------------------------------------------------------------------------------------
Performance Comparisons
---------------------------------------------------------------------------------------------------------------
Financial Statements
---------------------------------------------------------------------------------------------------------------

                             36   - PROSPECTUS

This form must be completed for all tax sheltered annuities.

SECTION 403(b)(11) ACKNOWLEDGMENT FORM
---------------------------------------------------------------

The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

        a. attained age 59 1/2,

        b. separated from service,

        c. died, or

        d. become disabled.

        Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.


Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than the Dean Witter Select Dimensions Variable Annuity. Please refer to your Plan.


Please complete the following and return to:

        Hartford Life Insurance Company
       Individual Annuity Services
       P.O. Box 5085
       Hartford, CT 06102-5085
Name of Contract Owner/Participant ______________________
Address _________________________________________________
City or Plan/School District ____________________________
Date: ___________________________________________________
Contract No: ____________________________________________
Signature: ______________________________________________

--------------------------------------------------------------------------------

To obtain a Statement of Additional Information, please complete the form below and mail to:

       Hartford Life Insurance Company
       Attn: Individual Annuity Services
       P.O. Box 5085
       Hartford, CT 06102-5085


Please send a Statement of Additional Information for Series II of Dean Witter Select Dimensions Variable Annuity to me at the following address:


-------------------------------------------------------
Name

-------------------------------------------------------
Address

-------------------------------------------------------
City/State                                                 Zip Code

                                       PART B

                        STATEMENT OF ADDITIONAL INFORMATION

                          HARTFORD LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT THREE
            SERIES II OF DEAN WITTER SELECT DIMENSIONS VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance
Company, Attn:   Annuity Marketing Services, P.O. Box 5085, Hartford, CT
06102-5085.



Date of Prospectus:   May 3, 1999

Date of Statement of Additional Information:  May 3, 1999











333-69493

                                 TABLE OF CONTENTS


Section                                                                   PAGE

DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY...........................   3

SAFEKEEPING OF ASSETS....................................................   3

INDEPENDENT PUBLIC ACCOUNTANTS...........................................   3

DISTRIBUTION OF CONTRACTS................................................   3

CALCULATION OF YIELD AND RETURN..........................................   4

PERFORMANCE COMPARISONS..................................................   9

FINANCIAL STATEMENTS.....................................................

                  DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and
subsequently redomiciled to Connecticut.   Our offices are located in
Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                HARTFORD'S RATINGS
-------------------------------------------------------------------------------
       Rating Agency            Effective    Rating    Basis of Rating
                             Date of Rating
-------------------------------------------------------------------------------
A.M. Best and Company, Inc.      1/1/99        A+    Financial performance
-------------------------------------------------------------------------------
Standard & Poor's                6/1/98        AA    Insurer financial strength
-------------------------------------------------------------------------------
Duff & Phelps                   12/21/98       AA+   Claims paying ability
-------------------------------------------------------------------------------


                               SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                           INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                             DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by the Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by insurance and variable annuity agents of Hartford who are registered representatives of Dean Witter Reynolds Inc. ("Dean Witter"). Dean Witter is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 6% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for
variable insurance compensation.   Compensation is generally based on premium
payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 1998: $1,627,728, 1997: $3,556,222 and 1996: $2,517,574. HSD has
retained none of these commissions.

                            CALCULATION OF YIELD AND RETURN

YIELD OF THE MONEY MARKET PORTFOLIO SUB-ACCOUNT. As summarized in the prospectus under the heading "Performance Related Information," the yield of the Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" of a hypothetical account having a balance of one unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued dividends as declared by the underlying funds, less expense and Contract charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

                                                365/7
     Effective Yield = [(Base Period Return + 1)     ] - 1

THE MONEY MARKET PORTFOLIO SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.

-------------------------------------------------------------------------------
 SUB-ACCOUNT                          YIELD                EFFECTIVE YIELD
-------------------------------------------------------------------------------
 The Money Market
   Portfolio*                         3.30%                     3.36%
-------------------------------------------------------------------------------

* Yield and effective yield for the seven day period ending December 31, 1998.

YIELDS OF NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO AND DIVERSIFIED INCOME PORTFOLIO SUB-ACCOUNTS. As summarized in the prospectus under the heading "Performance Related Information," yields of the above Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30 day period were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:
                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)  - 1]

Where    A = Dividends and interest earned during the period.
         B = Expenses accrued for the period (net of reimbursements).
         C = The average daily number of units outstanding during the period that were entitled to receive dividends.
         D = The maximum offering price per unit on the last day of the period.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

-------------------------------------------------------------------------------
 SUB-ACCOUNT                                                           YIELD
-------------------------------------------------------------------------------
 The North American Government Securities Portfolio**                  3.49%
-------------------------------------------------------------------------------
 The Diversified Income Portfolio**                                    6.77%
-------------------------------------------------------------------------------
 High Yield Portfolio**                                                8.26%
-------------------------------------------------------------------------------

**  Yield quotation based on a 30 day period ended December 31, 1998.

CALCULATION OF TOTAL RETURN. As summarized in the prospectus under the heading "Performance Related Information", total return is a measure of the change in value of an investment in a Sub-Account over the period covered and assumes that the Optional Death Benefit has not been elected. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years, and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

For the fiscal year ended December 31, 1998, standardized average annual total return quotations for the Sub-Accounts listed were as follows.

              STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED
                               DECEMBER 31, 1998
-------------------------------------------------------------------------------
 SUB-ACCOUNT             S/A       1 YEAR     5 YEAR     10 YEAR       SINCE
                      INCEPTION                                      INCEPTION
                         DATE
-------------------------------------------------------------------------------
 American Value        11/8/94     18.96%      N/A         N/A         22.44%
-------------------------------------------------------------------------------
 Balanced Growth       11/8/94     2.82%       N/A         N/A         11.38%
-------------------------------------------------------------------------------
 Developing Growth     11/8/94     -2.48%      N/A         N/A         15.46%
-------------------------------------------------------------------------------
 Dividend Growth       11/8/94     8.06%       N/A         N/A         21.50%
-------------------------------------------------------------------------------
 Diversified Income    11/8/94     -7.23%      N/A         N/A          1.34%
-------------------------------------------------------------------------------
 Emerging Markets      11/8/94    -37.92%      N/A         N/A        -10.14%
-------------------------------------------------------------------------------
 Global Equity         11/8/94     3.52%       N/A         N/A          6.03%
-------------------------------------------------------------------------------
 Growth                11/8/94     1.65%       N/A         N/A         12.36%
-------------------------------------------------------------------------------
 Midcap Growth          1/2/97     -5.80%      N/A         N/A          3.50%
-------------------------------------------------------------------------------
 Money Market          11/8/94     -6.30%      N/A         N/A         -0.60%
-------------------------------------------------------------------------------
 North American
   Government          11/8/94     -7.17%      N/A         N/A         -0.80%
-------------------------------------------------------------------------------
 Utilities             11/8/94     10.53%      N/A         N/A         15.20%
-------------------------------------------------------------------------------
 Value-Added Market    11/8/94     0.63%       N/A         N/A         14.50%
-------------------------------------------------------------------------------
 VK Enterprise          4/1/98      N/A        N/A         N/A         -3.48%
-------------------------------------------------------------------------------
 VK Strategic Stock     4/1/98      N/A        N/A         N/A         -7.16%
-------------------------------------------------------------------------------
 MS Emerging Markets
   Debt                 4/1/98      N/A        N/A         N/A        -40.21%
-------------------------------------------------------------------------------
 MS High Yield          4/1/98      N/A        N/A         N/A        -10.06%
-------------------------------------------------------------------------------
 MS Midcap Value        4/1/98      N/A        N/A         N/A         -8.88%
-------------------------------------------------------------------------------

             STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED
                              DECEMBER 31, 1998
                          WITH 15 BPS DEATH OPTION

-------------------------------------------------------------------------------
 SUB-ACCOUNT              S/A       1 YEAR     5 YEAR    10 YEAR       SINCE
                       INCEPTION                                     INCEPTION
                         DATE
-------------------------------------------------------------------------------
 American Value         11/8/94     18.77%      N/A        N/A        22.25%
-------------------------------------------------------------------------------
 Balanced Growth        11/8/94     2.65%       N/A        N/A        11.20%
-------------------------------------------------------------------------------
 Developing Growth      11/8/94     -2.64%      N/A        N/A        15.27%
-------------------------------------------------------------------------------
 Dividend Growth        11/8/94     7.89%       N/A        N/A        21.30%
-------------------------------------------------------------------------------
 Diversified Income     11/8/94     -7.38%      N/A        N/A         1.17%
-------------------------------------------------------------------------------
 Emerging Markets       11/8/94    -38.02%      N/A        N/A       -10.29%
-------------------------------------------------------------------------------
 Global Equity          11/8/94     3.35%       N/A        N/A         5.85%
-------------------------------------------------------------------------------
 Growth                 11/8/94     1.48%       N/A        N/A        12.18%
-------------------------------------------------------------------------------
 Midcap Growth          1/2/97      -5.95%      N/A        N/A         3.33%
-------------------------------------------------------------------------------
 Money Market           11/8/94     -6.45%      N/A        N/A        -0.78%
-------------------------------------------------------------------------------
 North American
   Government           11/8/94     -7.33%      N/A        N/A        -0.97%
-------------------------------------------------------------------------------
 Utilities              11/8/94     10.35%      N/A        N/A        15.01%
-------------------------------------------------------------------------------
 Value-Added Market     11/8/94     0.47%       N/A        N/A        14.32%
-------------------------------------------------------------------------------
 VK Enterprise          4/1/98       N/A        N/A        N/A        -3.60%
-------------------------------------------------------------------------------
 VK Strategic Stock     4/1/98       N/A        N/A        N/A        -7.28%
-------------------------------------------------------------------------------
 MS Emerging Markets
   Debt                 4/1/98       N/A        N/A        N/A       -40.28%
-------------------------------------------------------------------------------
 MS High Yield          4/1/98       N/A        N/A        N/A       -10.17%
-------------------------------------------------------------------------------
 MS Midcap Value        4/1/98       N/A        N/A        N/A        -8.99%
-------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted and the time periods used to calculate return are based on the inception date of the underlying Funds. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


The following are the non-standardized annualized total return quotations for the Sub-Accounts for the fiscal year ended December 31, 1998.

           NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE
             INCEPTION DATE OF THE SEPARATE ACCOUNT FOR YEAR ENDED
                               DECEMBER 31, 1998

-------------------------------------------------------------------------------
 SUB-ACCOUNT             FUND       1 YEAR     5 YEAR    10 YEAR       SINCE
                       INCEPTION                                     INCEPTION
                         DATE
-------------------------------------------------------------------------------
 American Value         11/8/94     28.96%       N/A         N/A       25.59%
-------------------------------------------------------------------------------
 Balanced Growth        11/8/94     12.82%       N/A         N/A       15.01%
-------------------------------------------------------------------------------
 Developing Growth      11/8/94     7.52%        N/A         N/A       18.64%
-------------------------------------------------------------------------------
 Dividend Growth        11/8/94     18.06%       N/A         N/A       24.54%
-------------------------------------------------------------------------------
 Diversified Income     11/8/94     2.77%        N/A         N/A        5.68%
-------------------------------------------------------------------------------
 Emerging Markets       11/8/94    -30.02%       N/A         N/A       -5.29%
-------------------------------------------------------------------------------
 Global Equity          11/8/94     13.52%       N/A         N/A       10.12%
-------------------------------------------------------------------------------
 Growth                 11/8/94     11.65%       N/A         N/A       16.03%
-------------------------------------------------------------------------------
 Midcap Growth           1/2/97     4.20%        N/A         N/A        9.43%
-------------------------------------------------------------------------------
 Money Market           11/8/94     3.70%        N/A         N/A        3.92%
-------------------------------------------------------------------------------
 North American
   Government           11/8/94     2.83%        N/A         N/A        3.73%
-------------------------------------------------------------------------------
 Utilities              11/8/94     20.53%       N/A         N/A       18.74%
-------------------------------------------------------------------------------
 Value-Added Market     11/8/94     10.63%       N/A         N/A       17.96%
-------------------------------------------------------------------------------
 VK Enterprise           4/1/98      N/A         N/A         N/A        6.52%
-------------------------------------------------------------------------------
 VK Strategic Stock      4/1/98      N/A         N/A         N/A        2.84%
-------------------------------------------------------------------------------
 MS Emerging Markets
   Debt                  4/1/98      N/A         N/A         N/A      -32.48%
-------------------------------------------------------------------------------
 MS High Yield           4/1/98      N/A         N/A         N/A       -0.07%
-------------------------------------------------------------------------------
 MS Midcap Value         4/1/98      N/A         N/A         N/A        1.12%
-------------------------------------------------------------------------------

          NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE
             INCEPTION DATE OF THE SEPARATE ACCOUNT FOR YEAR ENDED
                               DECEMBER 31, 1998

-------------------------------------------------------------------------------
 SUB-ACCOUNT              FUND      1 YEAR     5 YEAR      10 YEAR      SINCE
                       INCEPTION                                      INCEPTION
                          DATE
-------------------------------------------------------------------------------
 American Value         11/8/94     28.77%       N/A         N/A       25.40%
-------------------------------------------------------------------------------
 Balanced Growth        11/8/94     12.65%       N/A         N/A       14.83%
-------------------------------------------------------------------------------
 Developing Growth      11/8/94     7.36%        N/A         N/A       18.46%
-------------------------------------------------------------------------------
 Dividend Growth        11/8/94     17.89%       N/A         N/A       24.35%
-------------------------------------------------------------------------------
 Diversified Income     11/8/94     2.62%        N/A         N/A        5.52%
-------------------------------------------------------------------------------
 Emerging Markets       11/8/94    -30.13%       N/A         N/A       -5.43%
-------------------------------------------------------------------------------
 Global Equity          11/8/94     13.35%       N/A         N/A        9.96%
-------------------------------------------------------------------------------
 Growth                 11/8/94     11.48%       N/A         N/A       15.86%
-------------------------------------------------------------------------------
 Midcap Growth           1/2/97     4.05%        N/A         N/A        9.27%
-------------------------------------------------------------------------------
 Money Market           11/8/94     3.55%        N/A         N/A        3.76%
-------------------------------------------------------------------------------
 North American
   Government           11/8/94     2.67%        N/A         N/A        3.58%
-------------------------------------------------------------------------------
 Utilities              11/8/94     20.35%       N/A         N/A       18.56%
-------------------------------------------------------------------------------
 Value-Added Market     11/8/94     10.47%       N/A         N/A       17.79%
-------------------------------------------------------------------------------
 VK Enterprise           4/1/98      N/A         N/A         N/A        6.40%
-------------------------------------------------------------------------------
 VK Strategic Stock      4/1/98      N/A         N/A         N/A        2.72%
-------------------------------------------------------------------------------
 MS Emerging Markets
   Debt                  4/1/98      N/A         N/A         N/A      -32.56%
-------------------------------------------------------------------------------
 MS High Yield           4/1/98      N/A         N/A         N/A       -0.18%
-------------------------------------------------------------------------------
 MS Midcap Value         4/1/98      N/A         N/A         N/A        1.01%
-------------------------------------------------------------------------------


                     PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. Index performance is not representative of the performance of the Sub-Account to which it is compared and is not adjusted for commissions and other costs. Portfolio holdings of the Sub-Account will differ from those of the index to which it is compared. Performance comparison indices include the following:

The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

The Dow Jones Industrial Average is an unmanaged list of 30 common stocks frequently used as a general measure of stock market performance. Its performance figures reflect changes of market prices and reinvestment of all distributions.

Lehman Brothers Corporate Bond Index is an unmanaged list of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which a Fund may customarily invest. The index does not include bonds in certain of the lower rating classifications in which a Fund may invest. The performance figures of the index reflect changes in market prices and reinvestment of all interest payments.

The Lehman Brothers Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Lehman Brothers Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency. The index does not include bonds in certain of the lower-rating classifications in which a Fund may invest. Its performance figures reflect changes in market prices and reinvestment of all interest payments.

Morgan Stanley Capital International World Index is an unmanaged list of approximately 1,450 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars. Performance figures reflect changes in market prices and reinvestment of distributions net of withholding taxes.
The securities in the index change over time to maintain representativeness.

The NASDAQ-OTC Industrial Average (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of
100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded. Its performance figures reflect changes of market prices but do not reflect reinvestment of cash dividends.

Salomon Brothers Long-Term High-Grade Corporate Bond Index is an unmanaged list of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which a Fund may customarily invest. The index does not include bonds in certain of the lower rating classifications in which the Fund may invest. Performance figures for the index reflect changes of market prices and reinvestment of all distributions.

The Salomon Brothers 7-10 Year Government Bond Index is an unmanaged list of U.S. Government and government agency securities with maturities of 7 to 10 years. Performance figures for the index reflect changes of market prices and reinvestment of all interest payments.

The Standard & Poor's Composite Index of 500 stocks (the "S&P 500") a market value-weighted and unmanaged index showing changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. Its performance figures reflect changes of market prices and reinvestment of all regular cash dividends.

The Standard & Poor's 40 Utilities Index is unmanaged list of 40 utility stocks. The Index assumes reinvestment of all distributions and reflects changes in market prices but does not take into account brokerage commissions or other fees.

HARTFORD LIFE INSURANCE COMPANY                                             SA-1
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
 TO HARTFORD LIFE INSURANCE COMPANY
 SEPARATE ACCOUNT THREE AND TO THE OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Three (Money Market Portfolio, North American Government Securities Portfolio, Balanced Portfolio, Utilities Portfolio, Dividend Growth Portfolio, Value-Added Market Portfolio, Growth Portfolio, American Value Portfolio, Global Equity Portfolio, Developing Growth Portfolio, Emerging Markets Portfolio, Diversified Income Portfolio, Mid-Cap Growth Portfolio, High Yield Portfolio, Mid-Cap Portfolio, Emerging Markets Debt Portfolio, Strategic Stock Portfolio, and Enterprise Portfolio), (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 15, 1999                                            ARTHUR ANDERSEN LLP

 SA-2                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT THREE
 STATEMENTS OF ASSETS & LIABILITIES
 DECEMBER 31, 1998

                                               NORTH AMERICAN
                                                 GOVERNMENT
                                 MONEY           SECURITIES
                           MARKET PORTFOLIO       PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------   ---------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Money Market
     Portfolio
      Shares 9,681,027
      Cost $9,681,027
      Market Value.......      $9,681,027           --
    North American
     Government
     Securities Portfolio
      Shares 83,072
      Cost $839,998
      Market Value.......        --               $  843,179
    Balanced Growth
     Portfolio
      Shares 770,270
      Cost $11,079,141
      Market Value.......        --                 --
    Utilities Portfolio
      Shares 328,294
      Cost $4,879,422
      Market Value.......        --                 --
    Dividend and Growth
     Portfolio
      Shares 3,546,756
      Cost $63,451,773
      Market Value.......        --                 --
    Value-Added Market
     Portfolio
      Shares 1,414,630
      Cost $21,709,319
      Market Value.......        --                 --
    Growth Portfolio
      Shares 305,601
      Cost $34,532,827
      Market Value.......        --                 --
    American Value
     Portfolio
      Shares 1,620,036
      Cost $28,275,121
      Market Value.......        --                 --
    Global Equity
     Portfolio
      Shares 1,074,553
      Cost $13,436,117
      Market Value.......        --                 --
  Due from Hartford Life
   Insurance Company.....        --                 --
  Receivable from fund
   shares sold...........          11,776                 32
                           -----------------   ---------------
  Total Assets...........       9,692,803            843,211
                           -----------------   ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          11,768                 34
  Payable for fund shares
   purchased.............        --                 --
                           -----------------   ---------------
  Total Liabilities......          11,768                 34
                           -----------------   ---------------
  Net Assets (variable
   annuity contract
   liabilities)..........      $9,681,035         $  843,177
                           -----------------   ---------------
                           -----------------   ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                             SA-3
--------------------------------------------------------------------------------



                                                            DIVIDEND     VALUE-ADDED                     AMERICAN        GLOBAL
                             BALANCED       UTILITIES        GROWTH         MARKET         GROWTH         VALUE          EQUITY
                             PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   ------------   ------------   ------------   ------------   ------------   ------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Money Market
     Portfolio
      Shares 9,681,027
      Cost $9,681,027
      Market Value.......      --              --             --             --             --             --             --
    North American
     Government
     Securities Portfolio
      Shares 83,072
      Cost $839,998
      Market Value.......      --              --             --             --             --             --             --
    Balanced Growth
     Portfolio
      Shares 770,270
      Cost $11,079,141
      Market Value.......  $12,617,022         --             --             --             --             --             --
    Utilities Portfolio
      Shares 328,294
      Cost $4,879,422
      Market Value.......      --           $6,142,373        --             --             --             --             --
    Dividend and Growth
     Portfolio
      Shares 3,546,756
      Cost $63,451,773
      Market Value.......      --              --         $78,205,970        --             --             --             --
    Value-Added Market
     Portfolio
      Shares 1,414,630
      Cost $21,709,319
      Market Value.......      --              --             --         $27,146,755        --             --             --
    Growth Portfolio
      Shares 305,601
      Cost $34,532,827
      Market Value.......      --              --             --             --          $5,571,107        --             --
    American Value
     Portfolio
      Shares 1,620,036
      Cost $28,275,121
      Market Value.......      --              --             --             --             --         $37,763,046        --
    Global Equity
     Portfolio
      Shares 1,074,553
      Cost $13,436,117
      Market Value.......      --              --             --             --             --             --         $15,785,190
  Due from Hartford Life
   Insurance Company.....        5,233             124          5,081             65          1,159         80,137          1,949
  Receivable from fund
   shares sold...........      --                  406        --             --             --             --             --
                           -------------   ------------   ------------   ------------   ------------   ------------   ------------
  Total Assets...........   12,622,255       6,142,903     78,211,051     27,146,820      5,572,266     37,843,183     15,787,139
                           -------------   ------------   ------------   ------------   ------------   ------------   ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --              --             --             --             --             --             --
  Payable for fund shares
   purchased.............        5,246         --               3,951            156          1,203         79,961          1,921
                           -------------   ------------   ------------   ------------   ------------   ------------   ------------
  Total Liabilities......        5,246         --               3,951            156          1,203         79,961          1,921
                           -------------   ------------   ------------   ------------   ------------   ------------   ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $12,617,009      $6,142,903    $78,207,100    $27,146,664     $5,571,063    $37,763,222    $15,785,218
                           -------------   ------------   ------------   ------------   ------------   ------------   ------------
                           -------------   ------------   ------------   ------------   ------------   ------------   ------------

 SA-4                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                            DEVELOPING      EMERGING
                              GROWTH        MARKETS
                            PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Developing Growth
     Portfolio
      Shares 332,915
      Cost $5,400,245
      Market Value.......   $6,927,952        --
    Emerging Markets
     Portfolio
      Shares 147,336
      Cost $1,557,101
      Market Value.......      --          $1,165,424
    Diversified Income
     Portfolio
      Shares 1,279,817
      Cost $13,039,634
      Market Value.......      --             --
    Mid-Cap Growth
     Portfolio
      Shares 263,850
      Cost $2,905,773
      Market Value.......      --             --
  Investments in Morgan
   Stanley Universal
   Funds:
    High Yield Portfolio
      Shares 40,897
      Cost $438,209
      Market Value.......      --             --
    Mid-Cap Portfolio
      Shares 27,437
      Cost $377,432
      Market Value.......      --             --
    Emerging Markets Debt
     Portfolio
      Shares 3,074
      Cost $23,779
      Market Value.......      --             --
  Investments in Van
   Kampen Funds:
    Strategic Stock
     Portfolio
      Shares 57,168
      Cost $644,056
      Market Value.......      --             --
    Enterprise Portfolio
      Shares 3,441
      Cost $68,226
      Market Value.......      --             --
  Due from Hartford Life
   Insurance Company.....          182        --
  Receivable from fund
   shares sold...........      --                  45
                           ------------   ------------
  Total Assets...........    6,928,134      1,165,469
                           ------------   ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                  75
  Payable for fund shares
   purchased.............          147        --
                           ------------   ------------
  Total Liabilities......          147             75
                           ------------   ------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $6,927,987     $1,165,394
                           ------------   ------------
                           ------------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                             SA-5
--------------------------------------------------------------------------------

                           DIVERSIFIED      MID-CAP                                      EMERGING
                              INCOME         GROWTH       HIGH YIELD      MID-CAP      MARKETS DEBT    STRATEGIC STOCK
                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ------------   ------------   ------------   ------------   -------------   ----------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Developing Growth
     Portfolio
      Shares 332,915
      Cost $5,400,245
      Market Value.......      --             --             --             --             --               --
    Emerging Markets
     Portfolio
      Shares 147,336
      Cost $1,557,101
      Market Value.......      --             --             --             --             --               --
    Diversified Income
     Portfolio
      Shares 1,279,817
      Cost $13,039,634
      Market Value.......  $12,708,581        --             --             --             --               --
    Mid-Cap Growth
     Portfolio
      Shares 263,850
      Cost $2,905,773
      Market Value.......      --          $3,129,258        --             --             --               --
  Investments in Morgan
   Stanley Universal
   Funds:
    High Yield Portfolio
      Shares 40,897
      Cost $438,209
      Market Value.......      --             --           $ 423,287        --             --               --
    Mid-Cap Portfolio
      Shares 27,437
      Cost $377,432
      Market Value.......      --             --             --          $  407,995        --               --
    Emerging Markets Debt
     Portfolio
      Shares 3,074
      Cost $23,779
      Market Value.......      --             --             --             --           $  18,753          --
  Investments in Van
   Kampen Funds:
    Strategic Stock
     Portfolio
      Shares 57,168
      Cost $644,056
      Market Value.......      --             --             --             --             --             $  682,008
    Enterprise Portfolio
      Shares 3,441
      Cost $68,226
      Market Value.......      --             --             --             --             --               --
  Due from Hartford Life
   Insurance Company.....      --               1,627          2,284        --             --               --
  Receivable from fund
   shares sold...........       11,004        --             --                  15              1                26
                           ------------   ------------   ------------   ------------   -------------   ----------------
  Total Assets...........   12,719,585      3,130,885        425,571        408,010         18,754           682,034
                           ------------   ------------   ------------   ------------   -------------   ----------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       11,007        --             --                  15              1                26
  Payable for fund shares
   purchased.............      --               1,628          2,284        --             --               --
                           ------------   ------------   ------------   ------------   -------------   ----------------
  Total Liabilities......       11,007          1,628          2,284             15              1                26
                           ------------   ------------   ------------   ------------   -------------   ----------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $12,708,578     $3,129,257      $ 423,287     $  407,995      $  18,753        $  682,008
                           ------------   ------------   ------------   ------------   -------------   ----------------
                           ------------   ------------   ------------   ------------   -------------   ----------------


                            ENTERPRISE
                            PORTFOLIO
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Developing Growth
     Portfolio
      Shares 332,915
      Cost $5,400,245
      Market Value.......      --
    Emerging Markets
     Portfolio
      Shares 147,336
      Cost $1,557,101
      Market Value.......      --
    Diversified Income
     Portfolio
      Shares 1,279,817
      Cost $13,039,634
      Market Value.......      --
    Mid-Cap Growth
     Portfolio
      Shares 263,850
      Cost $2,905,773
      Market Value.......      --
  Investments in Morgan
   Stanley Universal
   Funds:
    High Yield Portfolio
      Shares 40,897
      Cost $438,209
      Market Value.......      --
    Mid-Cap Portfolio
      Shares 27,437
      Cost $377,432
      Market Value.......      --
    Emerging Markets Debt
     Portfolio
      Shares 3,074
      Cost $23,779
      Market Value.......      --
  Investments in Van
   Kampen Funds:
    Strategic Stock
     Portfolio
      Shares 57,168
      Cost $644,056
      Market Value.......      --
    Enterprise Portfolio
      Shares 3,441
      Cost $68,226
      Market Value.......   $   77,055
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........            3
                           ------------
  Total Assets...........       77,058
                           ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            3
  Payable for fund shares
   purchased.............      --
                           ------------
  Total Liabilities......            3
                           ------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $   77,055
                           ------------
                           ------------

 SA-6                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                                        UNITS
                                       OWNED BY        UNIT         CONTRACT
                                     PARTICIPANTS      PRICE        LIABILITY
                                     ------------   -----------   -------------

INDIVIDUAL DEFERRED ANNUITY
 CONTRACTS IN THE ACCUMULATION
 PERIOD:
  Money Market Portfolio...........      825,471    $ 11.727893   $   9,681,035
  North American Government
   Securities Portfolio............       72,425      11.642026         843,177
  Balanced Portfolio...............      706,490      17.858730      12,617,009
  Utilities Portfolio..............      301,248      20.391484       6,142,903
  Dividend Growth Portfolio........    3,147,567      24.846842      78,207,100
  Value-Added Market Portfolio.....    1,353,336      19.843369      26,854,745
  Growth Portfolio.................      300,655      18.529740       5,571,063
  American Value Portfolio.........    1,467,720      25.729172      37,763,222
  Global Equity Portfolio..........    1,058,141      14.917879      15,785,218
  Developing Growth Portfolio......      340,981      20.317799       6,927,987
  Emerging Markets Portfolio.......      146,026       7.980718       1,165,394
  Diversified Income Portfolio.....    1,010,489      12.576658      12,708,578
  Mid-Cap Growth Portfolio.........      262,675      11.913063       3,129,257
  High Yield Portfolio.............       42,358       9.993200         423,287
  Mid-Cap Portfolio................       40,509      10.071717         407,995
  Emerging Markets Debt
   Portfolio.......................        2,777       6.752049          18,753
  Strategic Stock Portfolio........       66,321      10.283526         682,008
  Enterprise Portfolio.............        7,234      10.652197          77,055
                                                                  -------------
  SUB-TOTAL........................                                 219,005,785
                                                                  -------------

INDIVIDUAL ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
  Value-Added Market Portfolio.....       14,711      19.843369         291,919
                                                                  -------------
  SUB-TOTAL........................                                     291,919
                                                                  -------------
GRAND TOTAL:.......................                               $ 219,297,704
                                                                  -------------
                                                                  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                    (This page has been left blank intentionally.)

 SA-8                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                           NORTH AMERICAN
                                             GOVERNMENT
                           MONEY MARKET      SECURITIES
                             PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT
                           -------------   ---------------
INVESTMENT INCOME:
  Dividends..............    $ 394,845         $24,239
EXPENSES:
  Mortality and expense
   undertakings..........     (110,113)         (7,890)
                           -------------       -------
    Net investment income
     (loss)..............      284,732          16,349
                           -------------       -------
CAPITAL GAINS INCOME.....      --              --
                           -------------       -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                  (53)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --               (1,035)
                           -------------       -------
    Net gain (loss) on
     investments.........      --               (1,088)
                           -------------       -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 284,732         $15,261
                           -------------       -------
                           -------------       -------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                             SA-9
--------------------------------------------------------------------------------

                                                           DIVIDEND      VALUE-ADDED                     AMERICAN        GLOBAL
                             BALANCED      UTILITIES        GROWTH          MARKET         GROWTH         VALUE          EQUITY
                            PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------   -------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
  Dividends..............   $   251,285     $ 81,279     $   1,225,787    $   287,008     $ --          $   190,852    $   184,065
EXPENSES:
  Mortality and expense
   undertakings..........      (128,769)     (53,918)         (923,593)      (337,462)     (61,332)        (388,539)      (197,569)
                           ------------   ------------   -------------   ------------   ------------   ------------   ------------
    Net investment income
     (loss)..............       122,516       27,361           302,194        (50,454)     (61,332)        (197,687)       (13,504)
                           ------------   ------------   -------------   ------------   ------------   ------------   ------------
CAPITAL GAINS INCOME.....       182,182       40,060         2,757,300        348,777      117,693        2,346,274         51,144
                           ------------   ------------   -------------   ------------   ------------   ------------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (246)       2,661           (39,000)         1,753         (176)         (25,094)       (35,419)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       757,197      764,558         7,466,831      2,080,349      465,996        5,191,767      1,627,845
                           ------------   ------------   -------------   ------------   ------------   ------------   ------------
    Net gain (loss) on
     investments.........       756,951      767,219         7,427,831      2,082,102      465,820        5,166,673      1,592,426
                           ------------   ------------   -------------   ------------   ------------   ------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 1,061,649     $834,640     $  10,487,325    $ 2,380,425     $522,181      $ 7,315,260    $ 1,630,066
                           ------------   ------------   -------------   ------------   ------------   ------------   ------------
                           ------------   ------------   -------------   ------------   ------------   ------------   ------------

 SA-10                                           HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                            DEVELOPING      EMERGING
                              GROWTH        MARKETS
                            PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------
INVESTMENT INCOME:
  Dividends..............    $ 14,955       $  17,282
EXPENSES:
  Mortality and expense
   undertakings..........     (93,171)        (19,788)
                           ------------   ------------
    Net investment income
     (loss)..............     (78,216)         (2,506)
                           ------------   ------------
CAPITAL GAINS INCOME.....       9,991           3,882
                           ------------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (50,218)        (98,895)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     565,818        (425,945)
                           ------------   ------------
    Net gain (loss) on
     investments.........     515,600        (524,840)
                           ------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $447,375       $(523,464)
                           ------------   ------------
                           ------------   ------------

* From inception, April 1, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-11
--------------------------------------------------------------------------------

                           DIVERSIFIED      MID-CAP                                        EMERGING
                              INCOME         GROWTH       HIGH YIELD        MID-CAP      MARKETS DEBT    STRATEGIC STOCK
                            PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT*    SUB-ACCOUNT*    SUB-ACCOUNT*      SUB-ACCOUNT*
                           ------------   ------------   -------------   -------------   -------------   ----------------
INVESTMENT INCOME:
  Dividends..............    $ 740,327      $ 15,261        $ 17,840        $   908         $  2,236          $--
EXPENSES:
  Mortality and expense
   undertakings..........     (141,359)      (34,330)         (1,845)        (1,543)            (259)          (2,753)
                           ------------   ------------   -------------   -------------   -------------        -------
    Net investment income
     (loss)..............      598,968       (19,069)         15,995           (635)           1,977           (2,753)
                           ------------   ------------   -------------   -------------   -------------        -------
CAPITAL GAINS INCOME.....       13,039        22,379           3,182          8,170          --               --
                           ------------   ------------   -------------   -------------   -------------        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (542)      (12,301)           (924)          (287)         (11,790)            (321)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (374,577)       93,824         (14,922)        30,563           (5,026)          37,952
                           ------------   ------------   -------------   -------------   -------------        -------
    Net gain (loss) on
     investments.........     (375,119)       81,523         (15,846)        30,276          (16,816)          37,631
                           ------------   ------------   -------------   -------------   -------------        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 236,888      $ 84,833        $  3,331        $37,811         $(14,839)         $34,878
                           ------------   ------------   -------------   -------------   -------------        -------
                           ------------   ------------   -------------   -------------   -------------        -------


                            ENTERPRISE
                             PORTFOLIO
                           SUB-ACCOUNT*
                           -------------
INVESTMENT INCOME:
  Dividends..............      $--
EXPENSES:
  Mortality and expense
   undertakings..........        (237)
                               ------
    Net investment income
     (loss)..............        (237)
                               ------
CAPITAL GAINS INCOME.....      --
                               ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         820
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       8,829
                               ------
    Net gain (loss) on
     investments.........       9,649
                               ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $9,412
                               ------
                               ------

* From inception, April 1, 1998, to December 31, 1998.

 SA-12                                           HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                               NORTH AMERICAN
                                                 GOVERNMENT
                                 MONEY           SECURITIES
                           MARKET PORTFOLIO       PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................      $  284,732          $ 16,349
  Capital gains income...        --                 --
  Net realized gain
   (loss) on security
   transactions..........        --                     (53)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        --                  (1,035)
                           -----------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         284,732            15,261
                           -----------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............       2,269,367           193,291
  Net transfers..........        (103,876)          228,171
  Surrenders for benefit
   payments and fees.....      (1,077,714)           (4,597)
  Net annuity
   transactions..........        --                 --
                           -----------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,087,777           416,865
                           -----------------   ---------------
  Total increase
   (decrease) in net
   assets................       1,372,509           432,126
NET ASSETS:
  Beginning of period....       8,308,526           411,051
                           -----------------   ---------------
  End of period..........      $9,681,035          $843,177
                           -----------------   ---------------
                           -----------------   ---------------

 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                                               NORTH AMERICAN
                                                 GOVERNMENT
                                 MONEY           SECURITIES
                           MARKET PORTFOLIO       PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................      $  311,465          $ 12,978
  Capital gains income...        --                 --
  Net realized gain
   (loss) on security
   transactions..........        --                     134
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        --                 378,264
                           -----------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         311,465            16,868
                           -----------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............      10,986,034            80,522
  Net transfers..........      (7,694,766)             (501)
  Surrenders for benefit
   payments and fees.....        (752,612)          (27,777)
  Net annuity
   transactions..........        --                 --
                           -----------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,538,656            52,244
                           -----------------   ---------------
  Total increase
   (decrease) in net
   assets................       2,850,121            69,112
NET ASSETS:
  Beginning of period....       5,458,405           341,939
                           -----------------   ---------------
  End of period..........      $8,308,526          $411,051
                           -----------------   ---------------
                           -----------------   ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-13
--------------------------------------------------------------------------------

                                                             DIVIDEND     VALUE-ADDED                     AMERICAN        GLOBAL
                              BALANCED       UTILITIES        GROWTH         MARKET         GROWTH         VALUE          EQUITY
                             PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           --------------   ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income
   (loss)................  $      122,516    $    27,361   $    302,194   $    (50,454)   $   (61,332)  $   (197,687)  $    (13,504)
  Capital gains income...         182,182         40,060      2,757,300        348,777        117,693      2,346,274         51,144
  Net realized gain
   (loss) on security
   transactions..........            (246)         2,661        (39,000)         1,753           (176)       (25,094)       (35,419)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         757,197        764,558      7,466,831      2,080,349        465,996      5,191,767      1,627,845
                           --------------   ------------   ------------   ------------   ------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,061,649        834,640     10,487,325      2,380,425        522,181      7,315,260      1,630,066
                           --------------   ------------   ------------   ------------   ------------   ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............       2,390,416      1,685,047      9,969,087      3,221,008        853,950      6,155,199      1,794,138
  Net transfers..........       3,698,381      1,330,554      8,540,385      1,399,020        760,745      4,983,345        764,415
  Surrenders for benefit
   payments and fees.....        (379,911)      (179,107)    (3,044,996)      (495,307)      (123,045)    (1,080,611)      (496,235)
  Net annuity
   transactions..........        --              --             --             (79,558)       --             --             --
                           --------------   ------------   ------------   ------------   ------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       5,708,886      2,836,494     15,464,476      4,045,163      1,491,650     10,057,933      2,062,318
                           --------------   ------------   ------------   ------------   ------------   ------------   ------------
  Total increase
   (decrease) in net
   assets................       6,770,535      3,671,134     25,951,801      6,425,588      2,013,831     17,373,193      3,692,384
NET ASSETS:
  Beginning of period....       5,846,474      2,471,769     52,255,299     20,721,076      3,557,232     20,390,029     12,092,834
                           --------------   ------------   ------------   ------------   ------------   ------------   ------------
  End of period..........  $   12,617,009    $ 6,142,903   $ 78,207,100   $ 27,146,664    $ 5,571,063   $ 37,763,222   $ 15,785,218
                           --------------   ------------   ------------   ------------   ------------   ------------   ------------
                           --------------   ------------   ------------   ------------   ------------   ------------   ------------

                                                           DIVIDEND     VALUE-ADDED                     AMERICAN        GLOBAL
                             BALANCED      UTILITIES        GROWTH         MARKET         GROWTH         VALUE          EQUITY
                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income
   (loss)................   $    27,082    $    25,725   $    207,230   $      1,105    $   (28,598)  $   (147,030)  $    (51,246)
  Capital gains income...        11,255          5,598      1,118,280         25,010          9,815        253,252         13,138
  Net realized gain
   (loss) on security
   transactions..........             1         (1,072)         1,187           (250)           (35)        25,705           (626)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         3,756        532,164        385,952      5,104,874      2,624,687        423,579      3,404,201
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       570,502        416,203      6,431,571      2,650,552        404,761      3,536,128        339,530
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............     2,480,988        787,145     25,298,127      8,641,262      1,171,717      7,393,097      5,772,577
  Net transfers..........       773,542       (218,038)     5,093,960      1,738,699        745,942      1,198,780      1,004,060
  Surrenders for benefit
   payments and fees.....      (584,850)      (112,067)    (2,369,968)      (827,826)      (124,197)      (804,164)      (784,786)
  Net annuity
   transactions..........       --             --             --             341,474        --             --             --
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,669,680        457,040     28,022,119      9,893,609      1,793,462      7,787,713      5,991,851
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Total increase
   (decrease) in net
   assets................     3,240,182        873,243     34,453,690     12,544,161      2,198,223     11,323,841      6,331,381
NET ASSETS:
  Beginning of period....     2,606,292      1,598,526     17,801,609      8,176,915      1,359,009      9,066,188      5,761,453
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
  End of period..........   $ 5,846,474    $ 2,471,769   $ 52,255,299   $ 20,721,076    $ 3,557,232   $ 20,390,029   $ 12,092,834
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------

 SA-14                                           HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                            DEVELOPING      EMERGING
                              GROWTH        MARKETS
                            PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------
OPERATIONS:
  Net investment income
   (loss)................   $  (78,216)    $   (2,506)
  Capital gains income...        9,991          3,882
  Net realized gain
   (loss) on security
   transactions..........      (50,218)       (98,895)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      565,818       (425,945)
                           ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      447,375       (523,464)
                           ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............      465,093        108,809
  Net transfers..........     (500,337)      (289,983)
  Surrenders for benefit
   payments and fees.....     (302,821)       (93,209)
  Net annuity
   transactions..........      --             --
                           ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (338,065)      (274,383)
                           ------------   ------------
  Total increase
   (decrease) in net
   assets................      109,310       (797,847)
NET ASSETS:
  Beginning of period....    6,818,677      1,963,241
                           ------------   ------------
  End of period..........   $6,927,987     $1,165,394
                           ------------   ------------
                           ------------   ------------

  *  From inception, April 1, 1998, to December 31, 1998.

 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1997

                                 DEVELOPING      EMERGING
                                   GROWTH        MARKETS
                                 PORTFOLIO      PORTFOLIO
                                SUB-ACCOUNT    SUB-ACCOUNT
                                ------------   ------------
OPERATIONS:
  Net investment income
   (loss).....................   $  (65,434)    $  (17,516)
  Capital gains income........      --             --
  Net realized gain (loss) on
   security transactions......       (5,860)       (14,073)
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................      665,187        (42,909)
                                ------------   ------------
  Net increase (decrease) in
   net assets resulting from
   operations.................      593,893        (74,498)
                                ------------   ------------
UNIT TRANSACTIONS:
  Purchases...................    2,012,667        809,422
  Net transfers...............       36,985          6,465
  Surrenders for benefit
   payments and fees..........     (235,174)      (120,404)
  Net annuity transactions....      --             --
                                ------------   ------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........    1,814,478        695,483
                                ------------   ------------
  Total increase (decrease) in
   net assets.................    2,408,371        620,985
NET ASSETS:
  Beginning of period.........    4,410,306      1,342,256
                                ------------   ------------
  End of period...............   $6,818,677     $1,963,241
                                ------------   ------------
                                ------------   ------------

 **  From inception, January 21, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-15
--------------------------------------------------------------------------------

                           DIVERSIFIED      MID-CAP                                        EMERGING
                              INCOME         GROWTH       HIGH YIELD        MID-CAP      MARKETS DEBT    STRATEGIC STOCK
                            PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT*    SUB-ACCOUNT*    SUB-ACCOUNT*      SUB-ACCOUNT*
                           ------------   ------------   -------------   -------------   -------------   ----------------
OPERATIONS:
  Net investment income
   (loss)................  $    598,968    $  (19,069)      $ 15,995        $   (635)       $ 1,977          $ (2,753)
  Capital gains income...        13,039        22,379          3,182           8,170         --               --
  Net realized gain
   (loss) on security
   transactions..........          (542)      (12,301)          (924)           (287)       (11,790)             (321)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (374,577)       93,824        (14,922)         30,563         (5,026)           37,952
                           ------------   ------------   -------------   -------------   -------------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       236,888        84,833          3,331          37,811        (14,839)           34,878
                           ------------   ------------   -------------   -------------   -------------       --------
UNIT TRANSACTIONS:
  Purchases..............     1,329,914       627,674        303,764         152,667         54,001           280,816
  Net transfers..........     5,025,623       733,380        117,154         219,693        (20,302)          367,384
  Surrenders for benefit
   payments and fees.....      (573,911)      (92,782)          (962)         (2,176)          (107)           (1,070)
  Net annuity
   transactions..........       --            --             --              --              --               --
                           ------------   ------------   -------------   -------------   -------------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,781,626     1,268,272        419,956         370,184         33,592           647,130
                           ------------   ------------   -------------   -------------   -------------       --------
  Total increase
   (decrease) in net
   assets................     6,018,514     1,353,105        423,287         407,995         18,753           682,008
NET ASSETS:
  Beginning of period....     6,690,064     1,776,152        --              --              --               --
                           ------------   ------------   -------------   -------------   -------------       --------
  End of period..........  $ 12,708,578    $3,129,257       $423,287        $407,995        $18,753          $682,008
                           ------------   ------------   -------------   -------------   -------------       --------
                           ------------   ------------   -------------   -------------   -------------       --------


                            ENTERPRISE
                             PORTFOLIO
                           SUB-ACCOUNT*
                           -------------
OPERATIONS:
  Net investment income
   (loss)................     $  (237)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........         820
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       8,829
                           -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       9,412
                           -------------
UNIT TRANSACTIONS:
  Purchases..............      32,385
  Net transfers..........      36,080
  Surrenders for benefit
   payments and fees.....        (822)
  Net annuity
   transactions..........      --
                           -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      67,643
                           -------------
  Total increase
   (decrease) in net
   assets................      77,055
NET ASSETS:
  Beginning of period....      --
                           -------------
  End of period..........     $77,055
                           -------------
                           -------------

                                DIVERSIFIED       MID-CAP
                                   INCOME          GROWTH
                                 PORTFOLIO       PORTFOLIO
                                SUB-ACCOUNT    SUB-ACCOUNT**
                                ------------   --------------
OPERATIONS:
  Net investment income
   (loss).....................  $    270,857     $    1,157
  Capital gains income........         7,785        --
  Net realized gain (loss) on
   security transactions......           153          1,041
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................        12,589        129,661
                                ------------   --------------
  Net increase (decrease) in
   net assets resulting from
   operations.................       291,384        131,859
                                ------------   --------------
UNIT TRANSACTIONS:
  Purchases...................     2,936,575      1,190,000
  Net transfers...............     1,246,736        495,122
  Surrenders for benefit
   payments and fees..........      (347,647)       (40,829)
  Net annuity transactions....       --             --
                                ------------   --------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........     3,835,664      1,644,293
                                ------------   --------------
  Total increase (decrease) in
   net assets.................     4,127,048      1,776,152
NET ASSETS:
  Beginning of period.........     2,563,016        --
                                ------------   --------------
  End of period...............  $  6,690,064     $1,776,152
                                ------------   --------------
                                ------------   --------------

 SA-16                                           HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1998

 1.  ORGANIZATION:

    Separate Account Three (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Morgan Stanley Dean Witter Select Dimensions Investment Series, the Morgan Stanley Universal Funds, Inc. and the Van Kampen American Capital Life Investment Trust Mutual Funds is valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

   c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.50% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

   b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These expenses are reflected in Surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1998. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

                                          ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 26, 1999

                             F-1     PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME
--------------------------------------------------------------------------------

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1998     1997     1996
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $2,218   $1,637   $1,705
   Net investment income...........................    1,759    1,368    1,397
   Net realized capital (losses) gains.............       (2)       4     (213)
                                                      ------   ------   ------
     Total revenues................................    3,975    3,009    2,889
                                                      ------   ------   ------
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,911    1,379    1,535
   Amortization of deferred policy acquisition
    costs..........................................      431      335      234
   Dividends to policyholders......................      329      240      635
   Other expenses..................................      766      586      427
                                                      ------   ------   ------
     Total benefits, claims and expenses...........    3,437    2,540    2,831
                                                      ------   ------   ------
   Income before income tax expense................      538      469       58
   Income tax expense..............................      188      167       20
                                                      ------   ------   ------
 Net income........................................   $  350   $  302   $   38
                                                      ------   ------   ------
                                                      ------   ------   ------

                See Notes to Consolidated Financial Statements.

                             F-2     PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS
--------------------------------------------------------------------------------

                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1998      1997
                                                      -------   -------
                                                        (IN MILLIONS,
                                                      EXCEPT FOR SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $14,505 and
    $13,885).......................................   $14,818   $14,176
   Equity securities, at fair value................        31       180
   Policy loans, at outstanding balance............     6,684     3,756
   Other investments, at cost......................       264        47
                                                      -------   -------
     Total investments.............................    21,797    18,159
   Cash............................................        17        54
   Premiums receivable and agents' balances........        17        18
   Reinsurance recoverables........................     1,257     6,114
   Deferred policy acquisition costs...............     3,754     3,315
   Deferred income tax.............................       464       348
   Other assets....................................       695       682
   Separate account assets.........................    90,262    69,055
                                                      -------   -------
     Total assets..................................   $118,263  $97,745
                                                      -------   -------
                                                      -------   -------
 Liabilities
   Future policy benefits..........................   $ 3,595   $ 3,059
   Other policyholder funds........................    19,615    21,034
   Other liabilities...............................     2,094     2,254
   Separate account liabilities....................    90,262    69,055
                                                      -------   -------
     Total liabilities.............................   115,566    95,402
                                                      -------   -------
 Stockholder's Equity
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690..............         6         6
   Capital surplus.................................     1,045     1,045
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax...................................       184       179
                                                      -------   -------
     Total accumulated other comprehensive
      income.......................................       184       179
                                                      -------   -------
   Retained earnings...............................     1,462     1,113
                                                      -------   -------
     Total stockholder's equity....................     2,697     2,343
                                                      -------   -------
   Total liabilities and stockholder's equity......   $118,263  $97,745
                                                      -------   -------
                                                      -------   -------

                See Notes to Consolidated Financial Statements.

                             F-3     PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
--------------------------------------------------------------------------------

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                    ---------------
                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                                      (LOSSES) ON                       TOTAL
                                           COMMON     CAPITAL         SECURITIES,      RETAINED     STOCKHOLDER'S
                                           STOCK      SURPLUS         NET OF TAX       EARNINGS        EQUITY
                                           ------     -------       ---------------   -----------   -------------
                                                                       (IN MILLIONS)
 1998
 Balance, December 31, 1997..............    $6        $    1,045        $179           $1,113         $2,343
 Comprehensive income
   Net income............................    --                --          --              350            350
                                                                                                    -------------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --           5               --              5
                                                                                                    -------------
 Total other comprehensive income........                                                                   5
                                                                                                    -------------
   Total comprehensive income                                                                             355
                                                                                                    -------------
 Dividends...............................    --                --          --               (1)            (1)
                                             --
                                                          -------      ------         -----------   -------------
     Balance, December 31, 1998..........    $6        $    1,045        $184           $1,462         $2,697
                                             --
                                                          -------      ------         -----------   -------------
 1997
 Balance, December 31, 1996..............    $6        $    1,045        $ 30           $  811         $1,892
 Comprehensive income
   Net income............................    --                --          --              302            302
                                                                                                    -------------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --         149               --            149
                                                                                                    -------------
 Total other comprehensive income........                                                                 149
                                                                                                    -------------
   Total comprehensive income                                                                             451
                                             --
                                                          -------      ------         -----------   -------------
     Balance, December 31, 1997..........    $6        $    1,045        $179           $1,113         $2,343
                                             --
                                                          -------      ------         -----------   -------------
 1996
 Balance, December 31, 1995..............    $6        $    1,007        $(57)          $  773         $1,729
 Comprehensive income
   Net income............................    --                --          --               38             38
                                                                                                    -------------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --          87               --             87
                                                                                                    -------------
 Total other comprehensive income........                                                                  87
                                                                                                    -------------
   Total comprehensive income............                                                                 125
                                                                                                    -------------
 Capital contribution....................    --                38          --               --             38
                                             --
                                                          -------      ------         -----------   -------------
     Balance, December 31, 1996..........    $6        $    1,045        $ 30           $  811         $1,892
                                             --
                                             --
                                                          -------      ------         -----------   -------------
                                                          -------      ------         -----------   -------------

------------------------------

    (1) Net unrealized capital gain on securities is reflected net of tax of $3, $80 and $47, as of December 31, 1998, 1997 and 1996, respectively.

    (2) There was no reclassification adjustment for after-tax gains (losses) realized in net income for the years ended December 31, 1998 and 1997. December 31, 1996 is net of a $142 reclassification adjustment for after-tax losses realized in net income.

                See Notes to Consolidated Financial Statements.

                             F-4     PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------

                                           FOR THE YEARS ENDED DECEMBER
                                                       31,
                                          ------------------------------
                                            1998       1997       1996
                                          --------   --------   --------
                                                  (IN MILLIONS)
Operating Activities
  Net income............................  $    350   $    302   $     38
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Depreciation and amortization.........       (23)         8         14
  Net realized capital losses (gains)...         2         (4)       213
  Decrease in premiums receivable and
   agents' balances.....................         1        119         10
  (Decrease) increase in other
   liabilities..........................       (79)       223        577
  Change in receivables, payables, and
   accruals.............................        83        107        (22)
  Increase (decrease) in accrued
   taxes................................        60        126        (91)
  (Increase) decrease in deferred income
   taxes................................      (118)        40       (102)
  Increase in deferred policy
   acquisition costs....................      (439)      (555)      (572)
  Increase in future policy benefits....       536        585        101
  (Increase) decrease in reinsurance
   recoverables and other related
   assets...............................        (2)        21       (146)
                                          --------   --------   --------
    Net cash provided by operating
     activities.........................       371        972         20
                                          --------   --------   --------
Investing Activities
  Purchases of investments..............    (6,061)    (6,869)    (5,854)
  Sales of investments..................     4,901      4,256      3,543
  Maturity of investments...............     1,761      2,329      2,693
                                          --------   --------   --------
    Net cash provided by (used for)
     investing activities...............       601       (284)       382
                                          --------   --------   --------
Financing Activities
  Capital contribution..................        --         --         38
  Net disbursements for investment and
   universal life-type contracts charged
   against policyholder accounts........    (1,009)      (677)      (443)
                                          --------   --------   --------
    Net cash used for financing
     activities.........................    (1,009)      (677)      (405)
                                          --------   --------   --------
  Net (decrease) increase in cash.......       (37)        11         (3)
  Cash -- beginning of year.............        54         43         46
                                          --------   --------   --------
  Cash -- end of year...................  $     17   $     54   $     43
                                          --------   --------   --------
                                          --------   --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes..........................  $    263   $      9   $    189
Noncash Investing Activities:
  Due to the recapture of an in force block of business previously ceded to MBL Life Assurance Co. of New Jersey, reinsurance recoverables of
   $4,546 were exchanged for the fair value of assets comprised of
   $4,354 in policy loans and $192 in other assets.

                See Notes to Consolidated Financial Statements.

                             F-5     PROSPECTUS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)
--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company (ILA) and Hartford International Life Reassurance Corporation (HLRe), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA), a wholly-owned subsidiary of Hartford Life, Inc. (Hartford Life). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company (HA&I), an indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to HLA to support growth in its core businesses. Hartford Life became a publicly traded company upon the sale of 26 million shares representing approximately 18.6% of the equity ownership in Hartford Life. On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation) (ITT) distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date. As a result, The Hartford became an independent, publicly traded company.

Along with its parent, HLA, the Company is a leading financial services and insurance company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

These Consolidated Financial Statements present the financial position, results of operations and cash flows of the Company. All material intercompany transactions and balances between the Company, its subsidiaries and affiliates have been eliminated. The Consolidated Financial Statements are prepared on the basis of generally accepted accounting principles which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities.

The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

  (B) CHANGES IN ACCOUNTING PRINCIPLES

In November 1998, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 98-15, "Structured Notes Acquired for a Specific Investment Strategy". This EITF issue requires companies to account for structured notes acquired for a specific investment strategy, as a unit. Affected companies that entered into these notes prior to September 25, 1998 are required to either restate prior period financial statements to conform with the prescribed unit accounting model or disclose the related impact on earnings for all periods presented and cumulatively over the life of the instruments had the registrant accounted for the structure as a unit. Based upon recently prescribed current generally accepted accounting principles for such types of transactions entered into after September 24, 1998, there was no additional earnings impact to the Company related to combined structured note transactions. As of December 31, 1998, the Company does not hold any combined structured notes.

In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities". The new standard establishes accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as either a hedge of the fair value or the variability of the cash flow of a qualified asset or liability. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. SFAS No. 133 will be effective for fiscal years beginning after June 15, 1999. Initial application for Hartford Life Insurance Company will begin for the first quarter of the year 2000. While Hartford Life Insurance Company is currently in the process of quantifying the impact of SFAS No. 133, the Company is reviewing its derivative holdings in order to take actions needed to minimize potential

                             F-6     PROSPECTUS
volatility, while at the same time maintaining the economic protection needed to support the goals of its business.

In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". The SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. This statement is effective for fiscal years beginning after December 15, 1998 and is not expected to have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income", which establishes standards for reporting and display of comprehensive income and its components in a full set of general purpose financial statements. The objective of this statement is to report a measure of all changes in equity of an enterprise that result from transactions and other economic events of the period other than transactions with owners. Comprehensive income is the total of net income and all other nonowner changes in equity. Accordingly, the Company has reported comprehensive income in the Consolidated Statements of Changes in Stockholder's Equity.

In December 1997, the AICPA issued SOP No. 97-3 "Accounting by Insurance and Other Enterprises for Insurance Related Assessments". This SOP provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities. Specifically, the SOP provides guidance on when a guaranty fund or other assessment should be recognized, how to measure the liability, and what information should be disclosed. This SOP will be effective for fiscal years beginning after December 15, 1998. Adoption of SOP 97-3 is not expected to have a material impact on the Company's financial condition or results of operations.

In June 1997, the FASB issued SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". The new standard requires public business enterprises to disclose certain financial and descriptive information about reportable operating segments in annual financial statements and in condensed financial statements of interim periods. Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance. SFAS No. 131 also establishes standards for related disclosures about products and services, geographic areas and major customers. The Company adopted SFAS No. 131 in 1998. For additional information, see Note 13.

On November 14, 1996, the EITF reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This EITF issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.

In June 1996, the FASB issued SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996. This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Adoption of SFAS No. 125 did not have a material effect on the Company's financial condition or results of operations.

Effective January 1, 1996, Hartford Life Insurance Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of ". This statement establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed. Adoption of SFAS No. 121 did not have a material effect on the Company's financial condition or results of operations.

The Company's cash flows were not impacted by these changes in accounting principles.

 (C) REVENUE RECOGNITION

Revenues for investment products and universal life-type policies consist of policy charges for policy administration, cost of insurance and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders.

  (D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS

Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.

  (E) INVESTMENTS

Hartford Life Insurance Company's investments in fixed maturities include bonds and commercial paper which are considered "available for sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of stockholder's equity designated "net unrealized capital gains on securities, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair values with the after-tax difference from cost reflected in stockholder's equity. Policy loans are carried at outstanding balance which approximates fair value. Realized capital gains and losses

                             F-7     PROSPECTUS
on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

  (F) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company uses a variety of derivative instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP 86-2, "Accounting for Options" and various EITF pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in Stockholder's Equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" issued in June 1998, see (b) Changes in Accounting Principles.

Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument it is intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

                             F-8     PROSPECTUS

Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustments component of stockholder's equity. Cash flows from futures, options, and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

  (G) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk and rewards, and guaranteed separate account assets, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.
  (H) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment charges, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

Acquisition costs and their related deferral are included in the Company's other expenses as follows:

                                          1998        1997         1996
                                        ---------     -----        -----
Commissions...........................  $   1,069   $     976    $     848
Deferred acquisition costs............       (891)       (862)        (823)
Other.................................        588         472          402
                                        ---------       -----        -----
    Total other expenses..............  $     766   $     586    $     427
                                        ---------       -----        -----
                                        ---------       -----        -----

  (I) DIVIDENDS TO POLICYHOLDERS

Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings on that participating block of business. The participating insurance in force accounted for 71%, 55% and 44% in 1998, 1997 and 1996, respectively, of total insurance in force.
3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

  (A) COMPONENTS OF NET INVESTMENT INCOME

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Interest income from fixed
 maturities.........................  $     952  $     932  $     918
Interest income from policy loans...        789        425        477
Income from other investments.......         32         26         15
                                      ---------  ---------  ---------
Gross investment income.............      1,773      1,383      1,410
Less: Investment expenses...........         14         15         13
                                      ---------  ---------  ---------
Net investment income...............  $   1,759  $   1,368  $   1,397
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

  (B) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                           FOR THE YEARS ENDED DECEMBER 31,
                                         -------------------------------------
                                            1998         1997         1996
                                            -----        -----        -----
Fixed maturities.......................   $     (28)   $      (7)   $    (201)
Equity securities......................          21           12            2
Real estate and other..................           5           (1)          (4)
Less: Decrease in liability to
 policyholders for realized capital
 gains.................................          --           --          (10)
                                                ---          ---        -----
Net realized capital (losses) gains....   $      (2)   $       4    $    (213)
                                                ---          ---        -----
                                                ---          ---        -----

  (C) NET UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                           FOR THE YEARS ENDED DECEMBER 31,
                                         -------------------------------------
                                            1998         1997         1996
                                            -----        -----        -----
Gross unrealized capital gains.........   $       2    $      14    $      13
Gross unrealized capital losses........          (1)          --           (1)
                                                 --
                                                             ---          ---
Net unrealized capital gains...........           1           14           12
Deferred income tax expense............          --            5            4
                                                 --
                                                             ---          ---
Net unrealized capital gains, net of
 tax...................................           1            9            8
Balance -- beginning of year...........           9            8            1
                                                 --
                                                             ---          ---
Net change in unrealized capital gains
 on equity securities..................   $      (8)   $       1    $       7
                                                 --
                                                 --
                                                             ---          ---
                                                             ---          ---

  (D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                           FOR THE YEARS ENDED DECEMBER 31,
                                         -------------------------------------
                                            1998         1997         1996
                                            -----        -----        -----
Gross unrealized capital gains.........   $     421    $     371    $     386
Gross unrealized capital losses........        (108)         (80)        (341)
Unrealized capital gains credited to
 policyholders.........................         (32)         (30)         (11)
                                              -----        -----        -----
Net unrealized capital gains...........         281          261           34
Deferred income tax expense............          98           91           12
                                              -----        -----        -----
Net unrealized capital gains, net of
 tax...................................         183          170           22
Balance -- beginning of year...........         170           22          (58)
                                              -----        -----        -----
Net change in unrealized capital gains
 (losses) on fixed maturities..........   $      13    $     148    $      80
                                              -----        -----        -----
                                              -----        -----        -----

                             F-9     PROSPECTUS

  (E) FIXED MATURITY INVESTMENTS

                                                                                 AS OF DECEMBER 31, 1998
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored)......................................    $   121       $  2          $ --         $   123
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,001         23            (8)          1,016
States, municipalities and political subdivisions................        165          8            --             173
International governments........................................        393         26            (7)            412
Public utilities.................................................        844         33            (3)            874
All other corporate including international......................      5,469        260           (42)          5,687
All other corporate -- asset backed..............................      4,155         58           (42)          4,171
Short-term investments...........................................      1,847         --            --           1,847
Certificates of deposit..........................................        510         11            (6)            515
                                                                   ----------     -----         -----       ----------
    Total fixed maturities.......................................    $14,505       $421          $(108)       $14,818
                                                                   ----------     -----         -----       ----------
                                                                   ----------     -----         -----       ----------

                                                                                 AS OF DECEMBER 31, 1997
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored)......................................    $   217       $  3          $ (1)        $   219
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,175         64           (35)          1,204
States, municipalities and political subdivisions................        211          7            (1)            217
International governments........................................        376         20            (3)            393
Public utilities.................................................        871         26            (3)            894
All other corporate including international......................      5,033        200           (25)          5,208
All other corporate -- asset backed..............................      4,091         41            (8)          4,124
Short-term investments...........................................      1,318         --            --           1,318
Certificates of deposit..........................................        593         10            (4)            599
                                                                   ----------     -----           ---       ----------
    Total fixed maturities.......................................    $13,885       $371          $(80)        $14,176
                                                                   ----------     -----           ---       ----------
                                                                   ----------     -----           ---       ----------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 1998 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                    MATURITY

                                         AMORTIZED
                                           COST      FAIR VALUE
                                        -----------  -----------
One year or less......................   $   3,047    $   3,116
Over one year through five years......       4,796        4,843
Over five years through ten years.....       3,242        3,318
Over ten years........................       3,420        3,541
                                        -----------  -----------
    Total.............................   $  14,505    $  14,818
                                        -----------  -----------
                                        -----------  -----------

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $3.2 billion, $4.2 billion and $3.5 billion, gross realized capital gains of $103, $169 and $87, gross realized capital losses (including writedowns) of $131, $176 and $298, respectively. In 1996, gross realized capital losses includes an other than temporary impairment of $137 related to the Company's block of guaranteed investment contract business written prior to 1995 which could not recover to amortized cost prior to sale. Sales of equity security investments for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $35, $132 and $74 and gross realized capital gains of $21, $12 and $2, respectively, and no gross realized capital losses for all periods.

  (F) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

                            F-10     PROSPECTUS

  (G) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.

Hartford Life Insurance Company maintains a derivatives counterparty exposure policy which establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/ credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds. Hartford Life Insurance Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management and Hartford Life's Finance Committee of the Board of Directors. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $6.2 billion and $6.5 billion ($3.9 billion and $4.6 billion related to the Company's investments, $2.3 billion and $1.9 billion on the Company's liabilities) as of December 31, 1998 and 1997, respectively.
The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 1998 and 1997, segregated by major investment and liability category:

                                                          1998 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     ----------------------------------------------------------------------------------
                                                                                                  FOREIGN
                                      TOTAL      ISSUED    PURCHASED                  INTEREST    CURRENCY     TOTAL
                                     CARRYING    CAPS &      CAPS &      FUTURES        RATE       SWAPS      NOTIONAL
           ASSETS HEDGED              VALUE      FLOORS      FLOORS        (2)         SWAPS        (3)        AMOUNT
-----------------------------------  --------   --------   ----------   ----------   ----------   --------   ----------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $ 5,163    $    --    $   188      $     3      $   885        $--       $ 1,076
Inverse floaters (1)...............       24         44         55           --           --         --            99
Anticipatory (4)...................       --         --         --           --          235         --           235
Other bonds and notes..............    7,683        461        597           18        1,300         90         2,466
Short-term investments.............    1,948         --         --           --           --         --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total fixed maturities.........   14,818        505        840           21        2,420         90         3,876
Equity securities, policy loans and
 other investments.................    6,979         --         --           --           --         --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total investments..............  $21,797        505        840           21        2,420         90         3,876
    Other policyholder funds.......  $19,615      1,100         50           --        1,195         --         2,345
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total derivative instruments --
     notional value................             $ 1,605    $   890      $    21      $ 3,615        $90       $ 6,221
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total derivative instruments --
     fair value....................             $    (6)   $    19      $    --      $    27        $(7)      $    33
                                     --------   --------   ----------       ---      ----------     ---      ----------
                                     --------   --------   ----------       ---      ----------     ---      ----------

                            F-11     PROSPECTUS

                                                      1997 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     --------------------------------------------------------------------------
                                                                                              FOREIGN
                                      TOTAL    ISSUED    PURCHASED                 INTEREST   CURRENCY   TOTAL
                                     CARRYING  CAPS &      CAPS &                    RATE      SWAPS    NOTIONAL
           ASSETS HEDGED              VALUE    FLOORS      FLOORS     FUTURES (2)    SWAPS      (3)     AMOUNT
-----------------------------------  --------  -------  ------------  -----------  ---------  --------  -------
Asset backed securities
 (excluding inverse floaters and
 anticipatory).....................  $ 5,253   $  500     $   1,404       $ 28      $   221     $ --    $2,153
Inverse floaters (1)...............       75       47            80         --           25       --       152
Anticipatory (4)...................       --       --            --         --           --       --        --
Other bonds and notes..............    7,531      462           460         22        1,258       91     2,293
Short-term investments.............    1,317       --            --         --           --       --        --
                                     --------  -------       ------        ---     ---------     ---    -------
    Total fixed maturities.........   14,176    1,009         1,944         50        1,504       91     4,598
Equity securities, policy loans and
 other investments.................    3,983       --            --         --           --       --        --
                                     --------  -------       ------        ---     ---------     ---    -------
    Total investments..............  $18,159    1,009         1,944         50        1,504       91     4,598
    Other policyholder funds.......  $21,034       10           150         --        1,747       --     1,907
                                     --------  -------       ------        ---     ---------     ---    -------
    Total derivative instruments --
     notional value................            $1,019     $   2,094       $ 50      $ 3,251     $ 91    $6,505
                                     --------  -------       ------        ---     ---------     ---    -------
    Total derivative instruments --
     fair value....................            $   (8 )   $      23       $ --      $    19     $ (6  ) $   28
                                     --------  -------       ------        ---     ---------     ---    -------
                                     --------  -------       ------        ---     ---------     ---    -------

------------------------

(1) Inverse floaters are variations of collateralized mortgage obligations (CMO's) for which the coupon rates move inversely with an index rate such as the London Interbank Offered Rate (LIBOR). The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps, caps and floors.

(2) As of December 31, 1998 and 1997, approximately 5% and 44% , respectively, of the notional futures contracts expire within one year.

(3) As of December 31, 1998 and 1997, approximately 11% and 16%, respectively, of foreign currency swaps expire within one year.

(4) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 1998 and 1997, the Company had no deferred gains for interest rate swaps. During 1998, $1.5 in deferred gains were basis adjusted.

The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1998 and 1997:

                                             DECEMBER 31, 1997               MATURITIES/    DECEMBER 31, 1998
                                              NOTIONAL AMOUNT    ADDITIONS TERMINATIONS (1)  NOTIONAL AMOUNT
                                             -----------------   -------- ----------------- -----------------
BY DERIVATIVE TYPE
Caps.........................................      $1,239         $1,000       $  327            $1,912
Floors.......................................       1,864             --        1,281               583
Swaps/Forwards...............................       3,342          1,838        1,475             3,705
Futures......................................          50              8           37                21
Options......................................          10             --           10                --
                                                  ------         --------      ------            ------
    Total....................................      $6,505         $2,846       $3,130            $6,221
                                                  ------         --------      ------            ------
By Strategy
Liability....................................      $1,907         $1,099       $  661            $2,345
Anticipatory.................................          --            242            7               235
Asset........................................       1,805          1,260          667             2,398
Portfolio....................................       2,793            245        1,795             1,243
                                                  ------         --------      ------            ------
    Total....................................      $6,505         $2,846       $3,130            $6,221
                                                  ------         --------      ------            ------
                                                  ------         --------      ------            ------

------------------------

    (1) During 1998, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts. Hartford Life Insurance

                            F-12     PROSPECTUS

Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value for other invested assets primarily consist of partnerships and trusts that are based on external market valuations from partnership and trust management as well as mortgage loans where carrying amounts approximate fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.
The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is validated through periodic comparison to dealer quoted prices.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 1998 and 1997 were as follows:

                                                                1998                1997
                                                         ------------------  ------------------
                                                         CARRYING    FAIR    CARRYING    FAIR
                                                          AMOUNT     VALUE    AMOUNT     VALUE
                                                         ---------  -------  ---------  -------
Assets
  Fixed maturities.....................................   $14,818   $14,818   $14,176   $14,176
  Equity securities....................................        31        31       180       180
  Policy loans.........................................     6,684     6,684     3,756     3,756
  Other investments....................................       264       309        47        91
Liabilities
  Other policyholder funds (1).........................   $11,709   $11,726   $11,769   $11,755

------------------------------

    (1) Excludes corporate owned life insurance and universal life insurance contracts.

5. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $90.3 billion and $69.1 billion as of December 31, 1998 and 1997, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $80.6 billion and $58.6 billion as of December 31, 1998 and 1997, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate accounts totaling $9.7 and $10.5 billion as of December 31, 1998 and 1997, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $1.8 billion and $1.9 billion as of December 31, 1998 and 1997, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $908, $699 and $538 in 1998, 1997 and 1996, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.6% and 6.5% as of December 31, 1998 and 1997, respectively. The assets that support these liabilities were comprised of $9.5 billion and $10.2 billion in fixed maturities as of December 31, 1998 and 1997, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $40 and $119 in carrying value and $3.5 billion and $3.0 billion in notional amounts as of December 31, 1998 and 1997, respectively.

6. STATUTORY RESULTS

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Statutory net income................  $     211  $     214  $     144
                                      ---------  ---------  ---------
Statutory surplus...................  $   1,676  $   1,441  $   1,207
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1999 is estimated to be $168.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut. Prescribed statutory accounting practices include

                            F-13     PROSPECTUS
publications of the National Association of Insurance Commissioners, as well as state laws, regulations, and general administrative rules.

7. STOCK COMPENSATION PLANS

Hartford Life Insurance Company's employees are included in the 1997 Hartford Life, Inc. Incentive Stock Plan (the "Plan"), which was adopted during the second quarter of 1997. Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K for the preceding year plus unused portions of such limit from prior years. In addition, no more than 5 million shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares.

All options granted have an exercise price equal to the market price of Hartford Life's stock on the date of grant and an option's maximum term is ten years. Certain nonperformance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining nonperformance based options become exercisable over a three year period commencing with the date of grant.

Also included in the Plan are long-term performance awards which become payable upon the attainment of specific performance goals achieved over a three year period.

During the second quarter of 1997, Hartford Life established the Hartford Life, Inc. Employee Stock Purchase Plan (ESPP). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 121,943 and 54,316 shares under the ESPP in 1998 and 1997, respectively. The weighted average fair value of the discount under the ESPP was $13.80 per share in 1998 and $9.63 per share in 1997.

8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

  (A) PENSION PLANS

Hartford Life Insurance Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $6 in 1998 and $5 in both 1997 and 1996.

The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1998, 1997 and 1996.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.8% for 1998, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

  (B) INVESTMENT AND SAVINGS PLAN

Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to Hartford Life Insurance Company for the above-mentioned plan was approximately $4 and $2 in 1998 and 1997, respectively.

9. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers, including its parent, HLA, in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

                            F-14     PROSPECTUS

Net premiums and other considerations were comprised of the following:

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Gross premiums......................  $   2,722  $   2,164  $   2,138
Assumed.............................        150        159        190
Ceded...............................       (654)      (686)      (623)
                                      ---------  ---------  ---------
  Net premiums and other
   considerations...................  $   2,218  $   1,637  $   1,705
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

The Company ceded approximately $128, $76 and $100 of group life premium to HLA in 1998, 1997 and 1996, respectively, representing $38.4 billion, $33.6 billion and $33.3 billion of insurance in force, respectively. The Company ceded $383, $339 and $318 of accident and health premium to HLA in 1998, 1997 and 1996, respectively. The Company assumed $82, $89 and $101 of premium in 1998, 1997 and 1996, respectively, representing $7.4 billion, $8.2 billion and $8.5 billion of individual life insurance in force, respectively, from HLA.
Life reinsurance recoveries, which reduce death and other benefits, approximated $97, $158 and $140 for the years ended December 31, 1998, 1997 and 1996, respectively.

Hartford Life Insurance Company has no significant reinsurance-related concentrations of credit risk.

10. INCOME TAX

Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated Federal income tax return. The life insurance companies will file a separate consolidated federal income tax return. The Company's effective tax rate was 35%, 36% and 35% in 1998, 1997 and 1996, respectively.

Income tax expense is as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                         -------------------------------------
                                            1998         1997         1996
                                            -----        -----        -----
Current................................   $     307    $     162    $     118
Deferred...............................        (119)           5          (98)
                                              -----        -----        -----
  Income tax expense...................   $     188    $     167    $      20
                                              -----        -----        -----
                                              -----        -----        -----

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                         -------------------------------------
                                            1998         1997         1996
                                            -----        -----        -----
Tax provision at the U.S. Federal
 statutory rate........................   $     188    $     164    $      20
Other..................................          --            3           --
                                              -----        -----          ---
  Total................................   $     188    $     167    $      20
                                              -----        -----          ---
                                              -----        -----          ---

Deferred tax assets (liabilities) include the following as of December 31:

                                                   1998         1997
                                                   -----        -----
Tax basis deferred policy acquisition costs...   $     751    $     639
Financial statement deferred policy
 acquisition costs and reserves...............         103           69
Employee benefits.............................           4            8
Net unrealized capital gains on securities....         (98)         (96)
Investments and other.........................        (296)        (272)
                                                     -----        -----
  Total.......................................   $     464    $     348
                                                     -----        -----
                                                     -----        -----

Hartford Life Insurance Company had a current tax payable of $65 and $64 as of December 31, 1998 and 1997, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1998 was $104.

11. RELATED PARTY TRANSACTIONS

Transactions of the Company with HA&I and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $47, $34 and $40 in 1998, 1997 and 1996, respectively. Management believes that the methods used are reasonable.

                            F-15     PROSPECTUS

12. COMMITMENTS AND CONTINGENT LIABILITIES

  (A) LITIGATION

Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

 (B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $9, $15 and $11 in 1998, 1997 and 1996, respectively, of which $4, $4 and $5, respectively, were estimated to be creditable against premium taxes.

  (C) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $7 in both 1998 and 1997 and $3 in 1996. Future minimum rental commitments are as follows:

1999...............  $       7
2000...............         12
2001...............         12
2002...............         13
2003...............         13
Thereafter.........         74
                     ---------
  Total............  $     131
                     ---------
                     ---------

Rental expense is recognized on a level basis over the term of the primary sublease, which expires on December 31, 2009, and amounted to approximately $9 in both 1998 and 1997 and $8 in 1996.

  (D) TAX MATTERS

Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life is currently under audit for the years 1993 through 1995, with the audit for the years 1996 through 1997 expected to begin during early 1999. Management believes that adequate provision has been made in the financial statements for items that may result from tax examinations and other tax related matters.

  (E) INVESTMENTS

As of December 31, 1998, Hartford Life Insurance Company held $71 of asset backed securities securitized and serviced by Commercial Financial Services, Inc. (CFS) of which $50 were included in the Company's general account and $21 in the Company's guaranteed separate account. In October 1998, the Company became aware of allegations of improper activities at CFS. On December 11, 1998, CFS filed for protection under Chapter 11 of the Bankruptcy Code. As of December 31, 1998, CFS continues to service the asset backed securities, which remain current on payments of principal and interest, however, the Company does not expect to recover all of its principal investment. Based upon information available in the fourth quarter 1998, the Company recognized a $25, after-tax, writedown related to its holdings in CFS of which $18 was related to the Company's general account assets. The ultimate realizable amount depends on the outcome of the bankruptcy of CFS and these estimates are therefore subject to material change as new information becomes available. The Company is presently unable to determine the amount of further potential loss, if any, related to the securities.

13. SEGMENT INFORMATION

Hartford Life Insurance Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information", during the fourth quarter of 1998. This statement replaces SFAS No. 14, "Financial Reporting for Segments of a Business Enterprise", and establishes new standards for reporting information about operating segments in annual financial statements and in interim financial reports issued to shareholders. It also establishes standards for related disclosures about products and services, geographic areas and major customers. This statement requires that the reportable operating segments be based on the Company's internal operations. On this basis, Hartford Life Insurance Company's segments represent strategic operations which offer different products and services as well as serve different markets.

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual variable annuities, fixed market value adjusted (MVA) annuities and fixed and variable immediate annuities, mutual funds, deferred compensation and retirement plan services, structured settlement contracts and other special purpose annuity contracts. Individual Life sells a variety of life insurance products, including variable life, universal life, interest-sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments as well as certain employee benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

                            F-16     PROSPECTUS

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the amortization of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following table outlines summarized financial information concerning the Company's segments. The information for 1997 and 1996 has been restated to conform to the 1998 presentation.

                                                         INVESTMENT INDIVIDUAL
1998                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,779   $  543    $  1,567  $    86  $ 3,975
Net investment income..................................       736      181         793       49    1,759
Amortization of deferred policy acquisition costs......       326      105          --       --      431
Income tax expense (benefit)...........................       145       35          12       (4)     188
Net income (loss)......................................       270       64          24       (8)     350
Assets.................................................    87,207    5,228      22,631    3,197  118,263

                                                         INVESTMENT INDIVIDUAL
1997                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,510   $  487    $    980  $    32  $ 3,009
Net investment income..................................       739      164         429       36    1,368
Amortization of deferred policy acquisition costs......       250       83          --        2      335
Income tax expense.....................................       111       30          15       11      167
Net income.............................................       206       55          27       14      302
Assets.................................................    72,288    4,914      17,800    2,743   97,745

                                                         INVESTMENT INDIVIDUAL
1996                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,002   $  440    $  1,360  $    87  $ 2,889
Net investment income..................................       684      153         480       80    1,397
Amortization of deferred policy acquisition costs......       174       60          --       --      234
Income tax expense (benefit)...........................       (42 )     24          11       27       20
Net income (loss)......................................       (77 )     44          26       45       38
Assets.................................................    57,410    3,753      14,222    2,377   77,762

14. QUARTERLY RESULTS FOR 1998 AND 1997 (UNAUDITED)

                                                                       THREE MONTHS ENDED
                                     --------------------------------------------------------------------------------------
                                          MARCH 31,              JUNE 30,           SEPTEMBER 30,          DECEMBER 31,
                                     --------------------  --------------------  --------------------  --------------------
                                       1998       1997       1998       1997       1998       1997       1998       1997
                                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Revenues...........................   $   915    $   651    $   721    $   645    $   826    $   679    $  1,513   $  1,034
Benefits, claims and expenses......       787        550        591        536        688        550       1,371        904
Net income.........................        83         63         85         74         89         81          93         84

                            F-17     PROSPECTUS

SCHEDULE I -- SUMMARY OF INVESTMENTS --
OTHER THAN INVESTMENTS IN AFFILIATES
AS OF DECEMBER 31, 1998
(IN MILLIONS)
--------------------------------------------------------------------------------

                                                                   AMOUNT AT
                                                                     WHICH
                                                         FAIR       SHOWN ON
TYPE OF INVESTMENT                              COST     VALUE   BALANCE SHEET
---------------------------------------------  -------  -------  --------------
Fixed Maturities
Bonds and Notes
  U. S. Government and Government agencies
   and authorities (guaranteed and
   sponsored)................................  $   121  $   123     $   123
  U. S. Government and Government agencies
   and authorities (guaranteed and sponsored)
   -- asset backed...........................    1,001    1,016       1,016
  States, municipalities and political
   subdivisions..............................      165      173         173
  Foreign governments........................      393      412         412
  Public utilities...........................      844      874         874
  All other corporate including
   international.............................    5,469    5,687       5,687
  All other corporate -- asset backed........    4,155    4,171       4,171
  Short-term investments.....................    1,847    1,847       1,847
Certificates of deposit......................      510      515         515
                                               -------  -------     -------
Total fixed maturities.......................   14,505   14,818      14,818
                                               -------  -------     -------
Equity Securities
Common Stocks
  Industrial and miscellaneous...............       30       31          31
                                               -------  -------     -------
Total equity securities......................       30       31          31
                                               -------  -------     -------
Total fixed maturities and equity
 securities..................................   14,535   14,849      14,849
                                               -------  -------     -------
Policy Loans.................................    6,684    6,684       6,684
                                               -------  -------     -------
Other Investments
  Mortgage loans on real estate..............      206      207         206
  Other invested assets......................       58      102          58
                                               -------  -------     -------
Total other investments......................      264      309         264
                                               -------  -------     -------
Total investments............................  $21,483  $21,842     $21,797
                                               -------  -------     -------
                                               -------  -------     -------

                            F-18     PROSPECTUS

SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(IN MILLIONS)
--------------------------------------------------------------------------------

                                                DEFERRED
                                                 POLICY       FUTURE       OTHER         PREMIUMS          NET
                                               ACQUISITION    POLICY     POLICYHOLDER    AND OTHER      INVESTMENT
SEGMENT                                           COSTS      BENEFITS      FUNDS      CONSIDERATIONS     INCOME
---------------------------------------------  -----------   ---------   ----------   ---------------   ---------

1998
Investment Products..........................    $2,823       $2,407      $ 9,194         $1,043         $  736
Individual Life..............................       931          466        2,307            363            181
Corporate Owned Life Insurance...............        --          225        8,097            774            793
Other........................................        --          497           17             38             49
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,754       $3,595      $19,615         $2,218         $1,759
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1997
Investment Products..........................    $2,478       $2,070      $ 9,620         $  771         $  739
Individual Life..............................       837          392        2,182            323            164
Corporate Owned Life Insurance...............        --           56        9,259            551            429
Other........................................        --          541          (27)            (8)            36
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,315       $3,059      $21,034         $1,637         $1,368
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1996
Investment Products..........................    $2,030       $1,526      $10,140         $  537         $  684
Individual Life..............................       730          346        2,160            287            153
Corporate Owned Life Insurance...............        --           --        9,823            880            480
Other........................................        --          602           11              1             80
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,760       $2,474      $22,134         $1,705         $1,397
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

                                                   NET        BENEFITS,    AMORTIZATION
                                                REALIZED     CLAIMS AND     OF DEFERRED
                                                 CAPITAL        CLAIM         POLICY
                                                  GAINS      ADJUSTMENT     ACQUISITION    DIVIDENDS TO     OTHER
SEGMENT                                         (LOSSES)      EXPENSES         COSTS       POLICYHOLDERS   EXPENSES
---------------------------------------------  -----------   -----------   -------------   -------------  ----------
1998
Investment Products..........................    $  --         $  670          $326            $ --         $  368
Individual Life..............................       (1)           262           105              --             77
Corporate Owned Life Insurance...............       --            924            --             329            278
Other........................................       (1)            55            --              --             43
                                                 -----       -----------      -----           -----          -----
Consolidated operations......................    $  (2)        $1,911          $431            $329         $  766
                                                 -----       -----------      -----           -----          -----
                                                 -----       -----------      -----           -----          -----
1997
Investment Products..........................    $  --         $  677          $250            $ --         $  266
Individual Life..............................       --            242            83              --             77
Corporate Owned Life Insurance...............       --            439            --             240            259
Other........................................        4             21             2              --            (16)
                                                 -----       -----------      -----           -----          -----
Consolidated operations......................    $   4         $1,379          $335            $240         $  586
                                                 -----       -----------      -----           -----          -----
                                                 -----       -----------      -----           -----          -----
1996
Investment Products..........................    $(219)        $  744          $175            $ --         $  203
Individual Life..............................       --            245            59              --             68
Corporate Owned Life Insurance...............       --            545            --             634            144
Other........................................        6              1            --               1             12
                                                 -----       -----------      -----           -----          -----
Consolidated operations......................    $(213)        $1,535          $234            $635         $  427
                                                 -----       -----------      -----           -----          -----
                                                 -----       -----------      -----           -----          -----

                            F-19     PROSPECTUS

SCHEDULE IV -- REINSURANCE
(IN MILLIONS)
--------------------------------------------------------------------------------

                                                                 CEDED TO      ASSUMED FROM               PERCENTAGE
                                                     GROSS        OTHER           OTHER         NET        OF AMOUNT
                                                     AMOUNT     COMPANIES       COMPANIES      AMOUNT   ASSUMED TO NET
                                                    --------  --------------  --------------  --------  ---------------
For the year ended December 31, 1998
Life insurance in force...........................  $326,400     $200,782        $18,289      $143,907        12.7%
Premiums and other considerations
  Life insurance and annuities....................  $  2,329     $    271        $   142      $  2,200         6.5%
  Accident and health insurance...................       393          383              8            18        44.4%
                                                    --------  --------------     -------      --------
Total premiums and other considerations...........  $  2,722     $    654        $   150      $  2,218         6.8%
                                                    --------  --------------     -------      --------
                                                    --------  --------------     -------      --------
For the year ended December 31, 1997
  Life insurance in force.........................  $245,487     $178,771        $33,156      $ 99,872        33.2%
Premiums and other considerations
  Life insurance and annuities....................  $  1,818     $    340        $   157      $  1,635         9.6%
  Accident and health insurance...................       346          346              2             2       100.0%
                                                    --------  --------------     -------      --------
Total premiums and other considerations...........  $  2,164     $    686        $   159      $  1,637         9.7%
                                                    --------  --------------     -------      --------
                                                    --------  --------------     -------      --------
For the year ended December 31, 1996
  Life insurance in force.........................  $177,094     $106,146        $31,957      $102,905        31.1%
Premiums and other considerations
  Life insurance and annuities....................  $  1,801     $    298        $   169      $  1,672        10.1%
  Accident and health insurance...................       337          325             21            33        63.6%
                                                    --------  --------------     -------      --------
Total premiums and other considerations...........  $  2,138     $    623        $   190      $  1,705        11.1%
                                                    --------  --------------     -------      --------
                                                    --------  --------------     -------      --------

                            F-20     PROSPECTUS

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

         (2)  Not applicable.

         (3)  (a) Principal Underwriter Agreement.(2)

         (3)  (b) Form of Dealer Agreement.(2)

         (4)  Form of Individual Flexible Premium Variable Annuity Contract.(4)

         (5)  Form of Application.(4)

         (6)  (a) Articles of Incorporation of Hartford.(3)

         (6)  (b) Bylaws of Hartford.(1)

         (7)  Not applicable.

         (8)  Not applicable.

         (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel, and Corporate Secretary.

         (10) Consent of Arthur Andersen LLP, Independent Public Accountants.
____________________
(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-80738, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-80738, dated May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 19, to the Registration Statement File No. 33-80738, filed on April 14, 1997.

(4) Incorporated by reference to the initial filing to the Registration Statement File No. 333-69493, filed on December 22, 1998.

         (11) No financial statements are omitted.

         (12) Not applicable.

         (13) Not applicable.

         (14) Not applicable.

         (15) Copy of Power of Attorney.

         (16) Organizational Chart.

Item 25.     Directors and Officers of the Depositor


-------------------------------------------------------------------------------
NAME                           POSITION WITH HARTFORD
-------------------------------------------------------------------------------
Wendell J. Bossen              Vice President
-------------------------------------------------------------------------------
Gregory A. Boyko               Senior Vice President, Director*
-------------------------------------------------------------------------------
Peter W. Cummins               Senior Vice President
-------------------------------------------------------------------------------
Timothy M. Fitch               Vice President
-------------------------------------------------------------------------------
Mary Jane B. Fortin            Vice President & Chief Accounting Officer
-------------------------------------------------------------------------------
David T. Foy                   Senior Vice President & Treasurer
-------------------------------------------------------------------------------
Lynda Godkin                   Senior Vice President, General Counsel and
                               Corporate Secretary, Director*
-------------------------------------------------------------------------------
Lois W. Grady                  Senior Vice President
-------------------------------------------------------------------------------
Stephen T. Joyce               Vice President
-------------------------------------------------------------------------------
Michael D. Keeler              Vice President
-------------------------------------------------------------------------------
Robert A. Kerzner              Senior Vice President
-------------------------------------------------------------------------------
Thomas M. Marra                Executive Vice President, Director*
-------------------------------------------------------------------------------
Joseph J. Noto                 Vice President
-------------------------------------------------------------------------------
Craig R. Raymond               Senior Vice President and Chief Actuary
-------------------------------------------------------------------------------
Donald A. Salama               Vice President
-------------------------------------------------------------------------------
Lowndes A. Smith               President and Chief Executive Officer, Director*
-------------------------------------------------------------------------------
David M. Znamierowski          Senior Vice President, Director*
-------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of February 28, 1999, there were 3,672 Contract Owners.

Item 28. Indemnification

         Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

          The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

         The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.
          Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify a only a director that was successful on the merits in a suit, under Article VIII, Section 1 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant for (1) any claims and liabilities to which they become subject by reason of being or having been a directors or officers of the company and legal and (2) other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

        (a) HSD acts as principal underwriter for the following investment companies:

             Hartford Life Insurance Company - Separate Account One
             Hartford Life Insurance Company - Separate Account Two
             Hartford Life Insurance Company - Separate Account Two (DC
               Variable Account I)
             Hartford Life Insurance Company - Separate Account Two
               (DC Variable Account II)
             Hartford Life Insurance Company - Separate Account Two
               (QP Variable Account)
             Hartford Life Insurance Company - Separate Account Two (Variable
               Account "A")
             Hartford Life Insurance Company - Separate Account Two (NQ
               Variable Account)
             Hartford Life Insurance Company - Putnam Capital Manager Trust
               Separate Account

             Hartford Life Insurance Company - Separate Account Three
             Hartford Life Insurance Company - Separate Account Five
             Hartford Life Insurance Company - Separate Account Seven
             Hartford Life and Annuity Insurance Company - Separate Account
               One
             Hartford Life and Annuity Insurance Company - Putnam Capital
               Manager Trust Separate Account Two
             Hartford Life and Annuity Insurance Company - Separate Account
               Three
             Hartford Life and Annuity Insurance Company - Separate Account
               Five
             Hartford Life and Annuity Insurance Company - Separate Account
               Six
             Alpine Life Insurance Company - Separate Account One
             Alpine Life Insurance Company - Separate Account Two
             American Maturity Life Insurance Company - Separate Account AMLVA Royal Life Insurance Company - Separate Account One
             Royal Life Insurance Company - Separate Account Two

        (b)  Directors and Officers of HSD

             Name and Principal     Positions and Offices
              Business Address       With Underwriter
             ------------------     ---------------------
             Lowndes A. Smith    President and Chief Executive Officer, Director
             Thomas M. Marra     Executive Vice President, Director
             Peter W. Cummins    Senior Vice President
             Lynda Godkin        Senior Vice President, General Counsel and
                                 Corporate Secretary
             David T. Foy        Treasurer
             George R. Jay       Controller

             Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

         (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

         (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

         The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 9th day of April, 1999.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT THREE
    (Registrant)

By: Thomas M. Marra                              *By: /s/ Marianne O'Doherty
   ------------------------------------------        ------------------------
    Thomas M. Marra, Executive Vice President        Marianne O'Doherty
                                                     Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

*By:  Thomas M. Marra
     ------------------------------------------
      Thomas M. Marra, Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Gregory A. Boyko, Senior Vice President,
   Director *
Lynda Godkin, Senior Vice President,
   General Counsel & Corporate Secretary, Director*
Thomas M. Marra, Executive Vice                      *By: /s/ Marianne O'Doherty
   President, Director *                                 -----------------------
Lowndes A. Smith, President &                             Marianne O'Doherty
   Chief Executive Officer, Director *                    Attorney-In-Fact
David M. Znamierowski, Senior Vice President,
   Director*                                          Dated: April 9, 1999

                                   EXHIBIT INDEX



(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10) Consent of Arthur Andersen LLP, Independent Public Accountants.

(15) Power of Attorney.

(16) Organizational Chart.